UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 86.8%
Federal Farm Credit Bank
$100,000,000	0.178	%(a)	07/08/13	$ 99,998,969
23,000,000	0.216	(a)	08/22/13	23,005,748
250,000,000	0.109	(a)	09/13/13	249,988,900
62,500,000	0.229	(a)	09/23/13	62,521,153
3,275,000	0.188	(a)	11/18/13	3,276,091
15,000,000	0.148	(a)	12/06/13	15,002,406
15,000,000	0.198	(a)	12/16/13	15,002,524
1,100,000	5.330		12/18/13	1,131,050
1,800,000	3.750		02/05/14	1,843,406
123,000,000	0.150		02/13/14	123,006,090
105,000,000	0.123	(a)	02/28/14	104,984,583
90,000,000	0.148	(a)	04/17/14	90,008,390
100,000,000	0.131	(a)	04/22/14	99,996,394
87,420,000	0.140		05/22/14	87,409,756
35,000,000	0.173	(a)	07/01/14	34,996,312
100,000,000	0.280	(a)	07/09/14	100,022,392
18,100,000	0.163	(a)	07/25/14	18,094,087
124,000,000	0.280	(a)	07/30/14	124,029,216
20,000,000	0.168	(a)	08/01/14	19,995,323
35,000,000	0.148	(a)	08/06/14	34,993,898
8,000,000	0.203	(a)	08/27/14	8,002,049
70,000,000	0.178	(a)	09/04/14	69,984,384
50,000,000	0.159	(a)	09/15/14	49,996,690
10,000,000	0.205	(a)	10/24/14	10,001,435
Federal Home Loan Bank
344,155,000	0.040		06/05/13	344,153,470
355,000,000	0.160		06/05/13	354,999,564
150,000,000	0.160		06/06/13	150,002,124
15,400,000	0.040		06/07/13	15,399,897
20,000,000	0.200		06/07/13	20,000,192
42,500,000	0.230		06/07/13	42,500,782
63,500,000	0.350		06/10/13	63,503,618
2,500,000	1.750		06/10/13	2,500,998
84,700,000	0.040		06/11/13	84,699,059
485,000,000	0.040		06/12/13	484,994,072
105,900,000	0.230		06/12/13	105,903,605
1,060,000	1.625		06/14/13	1,060,517
2,370,000	3.750		06/14/13	2,372,946
206,000,000	0.125		06/18/13	205,998,407
350,000,000	0.138	(a)	06/18/13	349,999,144
33,500,000	0.230		06/18/13	33,499,632
9,275,000	0.400		06/19/13	9,275,665
46,400,000	0.250		06/20/13	46,399,823
39,900,000	0.420		06/21/13	39,903,624
102,315,000	1.875		06/21/13	102,409,280
1,000,000,000	0.051		06/26/13	999,964,583
28,000,000	0.240		06/27/13	27,999,322
550,000,000	0.032		06/28/13	549,986,800
29,500,000	0.125		06/28/13	29,496,985
56,700,000	0.240		06/28/13	56,699,351
23,350,000	0.330		07/01/13	23,351,290
6,000,000	0.250		07/02/13	5,999,932
65,500,000	0.250		07/05/13	65,511,307
100,000,000	0.138	(a)	07/08/13	99,994,866
125,000,000	0.140		07/08/13	124,997,975
6,475,000	0.350		07/11/13	6,475,685
144,100,000	0.120		07/18/13	144,097,995
154,775,000	0.120		08/13/13	154,768,937
210,000,000	0.153	(a)	08/28/13	209,994,897
32,810,000	0.500		08/28/13	32,831,115
3,000,000	0.250		09/06/13	3,000,839

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$3,700,000	4.000%		09/06/13	$ 3,737,470
90,000,000	0.130		09/11/13	89,994,804
300,000,000	0.150		09/11/13	299,988,738
3,070,000	1.000		09/13/13	3,076,825
7,690,000	2.625		09/13/13	7,741,760
5,000,000	5.250		09/13/13	5,071,943
41,030,000	4.500		09/16/13	41,545,693
95,650,000	0.130		09/18/13	95,646,269
100,000,000	0.130		09/19/13	99,994,557
88,110,000	0.210		09/24/13	88,127,056
45,000,000	0.130		09/27/13	44,997,691
13,400,000	0.210		10/10/13	13,399,744
4,400,000	0.300		10/18/13	4,401,377
2,000,000	0.375		10/18/13	2,001,196
94,865,000	3.625		10/18/13	96,104,413
162,000,000	0.100		10/29/13	161,992,031
200,000,000	0.100		11/06/13	199,989,207
150,000,000	0.300		11/15/13	150,127,251
75,000,000	0.140		11/19/13	74,995,294
114,000,000	0.100		11/20/13	113,996,080
133,500,000	0.100		11/21/13	133,495,392
75,000,000	0.170		12/24/13	74,992,775
81,040,000	0.180		01/02/14	81,041,237
7,000,000	0.180		01/03/14	6,999,061
20,000,000	0.330		01/17/14	20,015,957
15,000,000	0.300		01/23/14	15,009,379
56,725,000	0.375		01/29/14	56,795,531
350,000,000	0.133	(a)	02/28/14	349,974,173
200,000,000	0.139	(a)	05/15/14	200,001,058
90,000,000	0.165	(a)	06/24/14	89,970,792
15,000,000	0.163	(a)	06/26/14	14,997,146
96,000,000	0.173	(a)	06/27/14	95,984,254
66,000,000	0.179	(a)	08/15/14	65,983,779

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 9,244,229,477

U.S. Treasury Obligations – 13.4%
United States Treasury Notes
$30,000,000	1.125	%(b)	06/15/13	$ 30,010,598
5,000,000	0.375		06/30/13	5,000,520
480,000,000	3.375		06/30/13	481,229,005
153,000,000	1.000		07/15/13	153,139,705
300,000,000	0.125		08/31/13	300,034,363
21,800,000	0.125		09/30/13	21,794,112
69,100,000	3.125		09/30/13	69,790,117
79,400,000	0.500		10/15/13	79,486,369
150,000,000	0.250		10/31/13	150,066,964
35,000,000	0.500		11/15/13	35,045,546
50,000,000	0.250		01/31/14	50,041,512
47,000,000	4.000		02/15/14	48,271,856

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,423,910,667

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Amortized Cost

TOTAL INVESTMENTS – 100.2%	$ 10,668,140,144

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%	(18,644,763)

NET ASSETS – 100.0%	$ 10,649,495,381

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2013.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 38.2%
Federal Farm Credit Bank
$40,000,000	0.173	%(a)	07/01/14	$ 39,995,785
38,100,000	0.163	(a)	07/25/14	38,089,027
26,000,000	0.280	(a)	07/30/14	26,006,126
24,000,000	0.168	(a)	08/01/14	23,994,388
180,000,000	0.178	(a)	09/04/14	179,959,844
Federal Home Loan Bank
90,000,000	0.250		07/02/13	89,997,986
92,460,000	0.250		07/05/13	92,458,841
19,000,000	0.138	(a)	07/08/13	18,999,024
65,540,000	0.350		07/09/13	65,545,891
22,720,000	0.350		07/11/13	22,722,332
40,000,000	0.139	(a)	07/15/13	39,997,558
35,005,000	0.280		08/13/13	35,006,127
40,020,000	0.250		09/06/13	40,021,500
13,100,000	4.000		09/06/13	13,231,334
263,750,000	0.150		09/11/13	263,740,099
14,160,000	5.250		09/13/13	14,360,858
9,330,000	4.500		09/16/13	9,446,870
18,800,000	0.125		09/24/13	18,794,502
12,000,000	0.125		09/25/13	11,996,263
200,000,000	0.130		09/27/13	199,989,739
700,000,000	0.163	(a)	09/27/13	700,000,000
2,000,000	2.000		09/30/13	2,011,797
68,600,000	0.210		10/01/13	68,597,040
37,500,000	0.210		10/10/13	37,499,283
12,240,000	0.300		10/18/13	12,243,829
16,255,000	0.375		10/18/13	16,264,187
84,625,000	3.625		10/18/13	85,718,421
20,535,000	0.290		11/14/13	20,540,725
26,100,000	0.300		11/22/13	26,108,887
135,855,000	0.375		11/27/13	135,949,591
24,100,000	0.320		11/29/13	24,110,405
39,000,000	0.125		12/10/13	38,982,991
83,000,000	0.500		12/13/13	83,131,641
22,760,000	0.320		12/18/13	22,774,617
100,000,000	0.160		01/02/14	99,998,202
30,840,000	0.180		01/02/14	30,839,538
26,000,000	0.180		01/03/14	25,996,513
623,125,000	0.180		01/07/14	623,067,171
148,800,000	0.140		01/08/14	148,788,585
100,000,000	0.140		01/17/14	99,988,793
185,000,000	0.330		01/17/14	185,147,602
21,765,000	0.270		01/23/14	21,774,400
36,060,000	0.300		01/23/14	36,082,546
33,665,000	0.375		01/29/14	33,707,993
340,000,000	0.133	(a)	02/28/14	339,974,911
125,000,000	0.148	(a)	04/01/14	125,000,000
175,000,000	0.133	(a)	04/28/14	175,000,000
250,000,000	0.138	(a)	05/06/14	250,000,000
360,000,000	0.138	(a)	05/06/14	359,998,375
700,000,000	0.165	(a)	06/24/14	699,772,829
31,000,000	0.163	(a)	06/26/14	30,994,102
767,500,000	0.173	(a)	06/27/14	767,374,115
188,000,000	0.179	(a)	08/15/14	187,953,796
Federal Home Loan Mortgage Corporation
39,050,000	0.148	(a)	06/17/13	39,049,443
20,746,000	4.125		09/27/13	21,007,279
60,375,000	0.375		10/15/13	60,408,779

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Mortgage Corporation – (continued)
$7,674,000	0.500%		10/15/13	$ 7,681,778
45,804,000	0.875		10/28/13	45,925,612
149,525,000	0.375		10/30/13	149,621,377
300,000,000	0.168	(a)	11/04/13	299,961,152
5,405,000	0.375		11/27/13	5,408,754
215,000,000	0.625		12/23/13	215,541,517
28,227,000	0.450		01/09/14	28,269,272
123,793,000	4.500		01/15/14	127,112,633
598,000,000	0.130		02/07/14	597,925,892
Federal National Mortgage Association
9,490,000	4.375		07/17/13	9,538,802
134,388,000	0.500		08/09/13	134,447,824
9,292,000	1.125		09/17/13	9,316,814
17,120,000	1.000		09/23/13	17,160,046
2,250,000	1.125		09/30/13	2,256,755
150,000,000	0.158	(a)	10/03/13	149,979,342
222,467,000	4.625		10/15/13	226,105,236
4,250,000	1.050		10/22/13	4,263,752
397,000,000	0.160		10/25/13	396,742,391
300,000,000	0.169	(a)	11/14/13	299,958,858
5,000,000	0.800		11/18/13	5,013,261
6,231,000	0.750		12/18/13	6,250,021
25,000,000	2.750		03/13/14	25,499,675
42,557,000	0.178	(a)	06/20/14	42,554,468
400,000,000	0.179	(a)	09/11/14	399,896,462
475,000,000	0.163	(a)	02/27/15	474,791,878

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$10,561,436,052

U.S. Treasury Obligations – 2.2%
United States Treasury Notes
$12,000,000	0.375%		06/30/13	$ 12,001,248
138,000,000	3.375		06/30/13	138,342,697
76,000,000	1.000		07/15/13	76,068,285
53,400,000	3.125		09/30/13	53,915,912
74,000,000	0.500		11/15/13	74,096,297
135,000,000	4.250		11/15/13	137,485,545
115,000,000	2.000		11/30/13	116,016,325

TOTAL U.S. TREASURY OBLIGATIONS				$ 607,926,309

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$11,169,362,361

Repurchase Agreements(b) – 61.4%
Bank of Nova Scotia (The)
$350,000,000	0.160	%(a)(c)	06/07/13	$ 350,000,000
Maturity Value: $350,427,774
Settlement Date: 05/15/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 08/01/26 to 12/01/42 and Federal National Mortgage Association, 2.500% to 4.500%, due 05/01/26 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $361,098,850.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Bank of Nova Scotia (The) – (continued)
$500,000,000	0.180	%(a)(c)	06/07/13	$ 500,000,000
Maturity Value: $500,680,000
Settlement Date: 04/10/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 05/01/26 to 12/01/42 and Federal National Mortgage Association, 2.500% to 5.000%, due 04/01/26 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $515,778,597.

250,000,000	0.200	(a)(c)	06/07/13	250,000,000
Maturity Value: $250,500,004
Settlement Date: 03/12/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 05/01/25 to 04/01/43 and Federal National Mortgage Association, 2.500% to 5.000%, due 04/01/26 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $257,913,620.

500,000,000	0.200	(a)(c)	06/07/13	500,000,000
Maturity Value: $501,008,341
Settlement Date: 03/06/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 08/01/26 to 12/01/42 and Federal National Mortgage Association, 2.500% to 4.500%, due 04/01/26 to 06/01/43. The aggregate market value of the collateral, including accrued interest, was $515,740,245.

500,000,000	0.200	(a)(c)	06/07/13	500,000,000
Maturity Value: $501,013,897
Settlement Date: 02/27/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 08/01/25 to 09/01/42 and Federal National Mortgage Association, 2.500% to 4.500%, due 04/01/26 to 04/01/43. The aggregate market value of the collateral, including accrued interest, was $515,840,951.

BNP Paribas Securities Corp.
500,000,000	0.110	(a)(c)	06/03/13	500,000,000
Maturity Value: $500,577,508
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 11/01/27 to 02/01/43, Federal National Mortgage Association, 3.000% to 6.000%, due 12/01/25 to 06/01/43 and Government National Mortgage Association, 3.000%, due 04/20/43. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

550,000,000	0.110	(a)(c)	06/03/13	550,000,000
Maturity Value: $550,623,495
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 04/01/27 to 09/01/42 and Federal National Mortgage Association, 2.500% to 6.000%, due 08/01/25 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $561,000,003.

250,000,000	0.180		06/03/13	250,000,000
Maturity Value: $250,003,750
Collateralized by U.S. Treasury Notes, 0.750% to 3.375%, due 06/30/13 to 03/31/18. The aggregate market value of the collateral, including accrued interest, was $255,000,066.
350,000,000	0.150	(a)(c)	06/07/13	350,000,000
Maturity Value: $350,263,960
Settlement Date: 02/01/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.000%, due 05/01/18 to 08/01/42 and Federal National Mortgage Association, 2.500% to 6.000%, due 10/01/20 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $357,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
BNP Paribas Securities Corp. – (continued)
$500,000,000	0.180	%(a)(c)	06/07/13	$ 500,000,000
Maturity Value: $500,892,500
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 12/01/27 to 04/01/43 and Federal National Mortgage Association, 3.000% to 5.000%, due 07/01/26 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $509,999,999.

1,250,000,000	0.180	(a)(c)	06/07/13	1,250,000,000
Maturity Value: $1,251,693,750
Settlement Date: 03/06/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 10/01/26 to 01/01/43 and Federal National Mortgage Association, 3.000% to 5.000%, due 12/01/25 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $1,275,000,001.

BNYMellon Investments
246,700,000	0.100		06/03/13	246,700,000
Maturity Value: $246,702,056
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $254,370,928.

Citibank, N.A.
1,000,000,000	0.060		06/05/13	1,000,000,000
Maturity Value: $1,000,011,667
Settlement Date: 05/29/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 9.500%, due 06/01/13 to 05/01/43 and Federal National Mortgage Association, 2.000% to 11.000%, due 06/01/13 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $1,020,000,002.

Credit Agricole Corporate and Investment Bank
1,500,000,000	0.200	(a)(c)	06/07/13	1,500,000,000
Maturity Value: $1,501,016,675
Settlement Date: 02/15/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 03/01/32 to 03/01/43 and Federal National Mortgage Association, 2.500% to 5.500%, due 09/01/25 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $1,545,000,001.

Credit Suisse Securities (USA) LLC
700,000,000	0.180		10/01/13	700,000,000
Maturity Value: $700,633,500
Settlement Date: 04/03/13
Collateralized by Federal National Mortgage Association, 2.500% to 6.000%, due 04/01/23 to 06/01/43. The aggregate market value of the collateral, including accrued interest, was $714,000,239.
500,000,000	0.150	(d)	10/03/13	500,000,000
Maturity Value: $500,254,167

Deutsche Bank Securities, Inc.
475,000,000	0.200		09/04/13	475,000,000
Maturity Value: $475,480,278
Settlement Date: 03/06/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 12/01/24 to 02/01/43, Federal National Mortgage Association, 2.500% to 7.500%, due 12/01/21 to 06/01/43 and Government National Mortgage Association, 3.500% to 7.000%, due 06/20/26 to 11/20/42. The aggregate market value of the collateral, including accrued interest, was $489,250,003.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Deutsche Bank Securities, Inc. – (continued)
$100,000,000	0.200%		09/13/13	$ 100,000,000
Maturity Value: $100,099,444
Settlement Date: 03/18/13

Collateralized by Federal National Mortgage Association, 2.500% to 7.000%, due 04/01/19 to 04/01/43 and Government National Mortgage Association, 5.000% to 7.000%, due 12/15/38 to 07/15/40. The aggregate market value of the collateral, including accrued interest, was $102,999,999.

1,000,000,000	0.200		09/13/13	1,000,000,000
Maturity Value: $1,001,011,111
Settlement Date: 03/15/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 8.000%, due 12/01/19 to 12/01/42, Federal National Mortgage Association, 2.500% to 11.000%, due 06/01/13 to 01/01/49 and Government National Mortgage Association, 3.000% to 7.000%, due 08/15/18 to 07/15/41. The aggregate market value of the collateral, including accrued interest, was $1,030,290,176.

ING Financial Markets LLC
500,000,000	0.160	(a)(c)	06/07/13	500,000,000
Maturity Value: $500,408,885
Settlement Date: 05/14/13
Collateralized by Federal National Mortgage Corp., 2.500% to 4.000%, due 11/01/27 to 04/01/43. The aggregate market value of the collateral, including accrued interest, was $509,999,995.
100,000,000	0.190	(a)(c)	06/07/13	100,000,000
Maturity Value: $100,145,667
Settlement Date: 04/12/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 03/01/40 to 04/01/43 and Federal National Mortgage Association, 2.500% to 6.500%, due 11/01/27 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $102,000,007.

1,100,000,000	0.190	(a)(c)	06/07/13	1,100,000,000
Maturity Value: $1,101,608,146
Settlement Date: 02/28/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 03/17/31 to 01/01/43 and Federal National Mortgage Association, 2.500% to 7.000%, due 02/01/23 to 11/01/50. The aggregate market value of the collateral, including accrued interest, was $1,122,000,097.

250,000,000	0.200	(a)(c)	06/07/13	250,000,000
Maturity Value: $250,509,726
Settlement Date: 04/12/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 03/01/41 to 01/01/43 and Federal National Mortgage Association, 2.500% to 5.500%, due 10/01/25 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $255,000,048.

Joint Repurchase Agreement Account I
650,000,000	0.058		06/03/13	650,000,000
Maturity Value: $650,003,162

Joint Repurchase Agreement Account III
1,375,000,000	0.097		06/03/13	1,375,000,000
Maturity Value: $1,375,011,066

JPMorgan Chase Securities LLC
600,000,000	0.170	(a)(c)	06/03/13	600,000,000
Maturity Value: $600,136,500
Settlement Date: 03/11/13
Collateralized by Federal National Mortgage Association, 2.000% to 9.500%, due 06/01/14 to 06/01/43. The aggregate market value of the collateral, including accrued interest, was $612,001,073.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Morgan Stanley& Co. LLC
$150,000,000	0.100%		06/03/13	$ 150,000,000
Maturity Value: $150,001,250
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 12/01/25 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $154,500,001.

RBC Capital Markets LLC
250,000,000	0.140	(a)(c)	06/07/13	250,000,000
Maturity Value: $250,088,472
Settlement Date: 04/15/13

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 11/01/42, Federal National Mortgage Association, 2.500% to 4.000%, due 10/01/27 to 12/01/42 and Government National Mortgage Association, 4.500%, due 09/15/40. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

500,000,000	0.150	(a)(c)	06/07/13	500,000,000
Maturity Value: $500,187,502
Settlement Date: 05/07/13

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 01/01/32 to 01/01/43 and Federal National Mortgage Association, 2.500% to 5.500%, due 05/01/21 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $510,000,001.

500,000,000	0.150	(a)(c)	06/07/13	500,000,000
Maturity Value: $500,187,502
Settlement Date: 05/09/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 3.500%, due 06/01/42 to 12/01/42, Federal National Mortgage Association, 3.500% to 6.000%, due 07/01/39 to 04/01/43 and Government National Mortgage Association, 6.000%, due 12/15/39. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

TOTAL REPURCHASE AGREEMENTS				$16,996,700,000

TOTAL INVESTMENTS – 101.8%				$28,166,062,361

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%				(489,428,101)

NET ASSETS – 100.0%				$27,676,634,260

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2013.

(b)	Unless noted, all repurchase agreements were entered into on May 31, 2013. Additional information on Joint Repurchase Agreement Account I and III appears in the Notes to the Schedule of Investments section.

(c)	The instrument is subject to a demand feature.

(d)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 12.9%
ABN Amro Funding (USA) LLC
$75,000,000	0.300%	06/03/13	$ 74,998,750
140,000,000	0.300	06/04/13	139,996,500
40,000,000	0.300	06/19/13	39,994,000
150,000,000	0.300	07/01/13	149,962,500
Aspen Funding Corp.
100,000,000	0.250	07/30/13	99,959,028
25,019,000	0.250	08/05/13	25,007,707
Atlantic Asset Securitization LLC
50,000,000	0.180	07/01/13	49,992,500
100,000,000	0.180	07/02/13	99,984,500
Bank of China Ltd.
100,000,000	0.411	08/21/13	99,907,750
Chariot Funding LLC
75,000,000	0.270	08/21/13	74,954,438
25,000,000	0.270	09/13/13	24,980,500
100,000,000	0.321	02/04/14	99,779,556
50,000,000	0.321	02/07/14	49,888,444
Gemini Securitization Corp. LLC
220,000,000	0.240	08/06/13	219,903,200
50,000,000	0.230	08/27/13	49,972,208
Hannover Funding Co. LLC
50,000,000	0.280	06/13/13	49,995,333
45,000,000	0.280	06/19/13	44,993,700
25,000,000	0.280	07/22/13	24,990,083
50,000,000	0.280	07/29/13	49,977,445
Jupiter Securitization Co. LLC
75,000,000	0.321	06/11/13	74,993,333
100,000,000	0.321	06/12/13	99,990,222
25,000,000	0.321	06/25/13	24,994,667
50,000,000	0.270	08/08/13	49,974,500
75,000,000	0.270	08/20/13	74,955,000
25,000,000	0.301	02/14/14	24,946,250
50,000,000	0.301	02/20/14	49,890,000
50,000,000	0.301	02/25/14	49,887,917
Kells Funding LLC
111,000,000	0.300	07/01/13	110,972,250
60,000,000	0.321	08/13/13	59,961,067
150,000,000	0.260	08/27/13	149,905,750
100,000,000	0.260	08/28/13	99,936,444
LMA Americas LLC
60,000,000	0.210	06/07/13	59,997,900
61,000,000	0.210	06/10/13	60,996,797
175,000,000	0.200	06/25/13	174,976,667
Mizuho Funding LLC
119,000,000	0.260	06/04/13	118,997,422
Nationwide Building Society
70,000,000	0.290	08/01/13	69,965,603
Nederlandse Waterschapsbank N.V.
86,000,000	0.280	09/16/13	85,928,429
49,000,000	0.270	09/19/13	48,959,575
Newport Funding Corp.
105,080,000	0.250	08/20/13	105,021,622
50,000,000	0.240	08/27/13	49,971,000
25,019,000	0.240	08/28/13	25,004,322
Regency Markets No. 1 LLC
75,000,000	0.170	06/20/13	74,993,271
80,000,000	0.160	06/28/13	79,990,400
Versailles Commercial Paper LLC
100,000,000	0.250	07/22/13	99,964,583

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 3,394,413,133

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Certificates of Deposit-Eurodollar – 2.4%
Landesbank Hessen-Thueringen Girozentrale
$250,000,000	0.250%	08/12/13	$ 250,002,499
Mizuho Corporate Bank Ltd.
50,000,000	0.280	07/31/13	50,000,416
Standard Chartered Bank
150,000,000	0.270	09/20/13	150,000,000
Sumitomo Mitsui Trust Bank Ltd.
95,000,000	0.270	07/11/13	95,000,528
100,000,000	0.270	08/28/13	100,001,224

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$ 645,004,667

Certificates of Deposit-Yankeedollar – 8.9%
Credit Industriel et Commercial
$295,000,000	0.320%	08/02/13	$ 295,002,538
Industrial & Commercial Bank of China Ltd.
50,000,000	0.340	06/03/13	50,000,013
100,000,000	0.350	06/03/13	100,000,028
Mitsubishi UFJ Trust & Banking Corp.
375,000,000	0.260	06/03/13	375,000,000
200,000,000	0.260	07/08/13	200,000,000
Mizuho Corporate Bank Ltd.
220,000,000	0.250	08/21/13	220,000,000
Norinchukin Bank
450,000,000	0.260	06/07/13	450,000,000
Societe Generale
325,000,000	0.200	06/10/13	325,000,000
Sumitomo Mitsui Banking Corp.
200,000,000	0.190	06/03/13	200,000,000
125,000,000	0.200	07/17/13	124,999,998

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$ 2,340,002,577

Time Deposits – 5.5%
Credit Industriel et Commercial
$500,000,000	0.130%	06/03/13	$ 500,000,000
Natixis Securities Americas LLC
452,700,000	0.130	06/03/13	452,700,000
Standard Chartered Bank
500,000,000	0.130	06/03/13	500,000,000

TOTAL TIME DEPOSITS			$ 1,452,700,000

U.S. Government Agency Obligations – 13.2%
Federal Home Loan Bank
$9,700,000	0.250%	07/02/13	$ 9,699,890
63,860,000	0.250	07/05/13	63,859,199
15,000,000	0.138 (a)	07/08/13	14,999,230
45,270,000	0.350	07/09/13	45,274,069
30,000,000	0.139 (a)	07/15/13	29,998,168
197,900,000	0.220	08/08/13	197,883,845
8,350,000	0.125	09/25/13	8,347,399
69,200,000	0.210	10/01/13	69,197,014
14,400,000	3.625	10/18/13	14,586,128
97,000,000	0.210	10/24/13	96,998,922
50,000,000	0.140	01/08/14	49,996,164
75,000,000	0.140	01/17/14	74,991,595
29,000,000	0.375	01/29/14	29,042,582
116,000,000	0.179 (a)	08/15/14	115,971,491

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Mortgage Corporation
$211,000,000	0.148	%(a)	06/03/13	$ 210,999,533
200,000,000	0.148	(a)	06/17/13	199,995,127
577,000,000	0.150		10/08/13	576,689,863
642,000,000	0.150		10/10/13	641,649,575
14,300,000	0.375		10/15/13	14,307,830
5,900,000	0.500		10/15/13	5,905,980
1,500,000	0.875		10/28/13	1,503,961
13,225,000	4.500		01/15/14	13,582,302
450,000,000	0.130		02/07/14	449,944,233
Federal National Mortgage Association
61,290,000	0.500		08/09/13	61,316,446
2,800,000	1.000		09/23/13	2,806,783
5,100,000	1.125		10/08/13	5,116,238
23,100,000	4.625		10/15/13	23,478,053
347,750,000	0.160		10/25/13	347,524,349
Overseas Private Investment Corp. (USA)
86,000,000	0.150	(a)	06/07/13	86,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 3,461,665,969

U.S. Treasury Obligations – 0.5%
United States Treasury Notes
$63,000,000	1.000%		07/15/13	$ 63,056,605
42,500,000	0.125		09/30/13	42,488,520
37,500,000	3.125		09/30/13	37,862,297

TOTAL U.S. TREASURY OBLIGATIONS				$ 143,407,422

Variable Rate Municipal Debt Obligations(a) – 10.1%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (GO of Corp.) (Bank of America N.A., SPA)
$30,000,000	0.100%		06/07/13	$ 30,000,000
BlackRock Municipal Bond Trust VRDN Putters Series 2012-T0014 (JPMorgan Chase Bank N.A., LIQ)(b)
19,375,000	0.110		06/03/13	19,375,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
33,000,000	0.110		06/03/13	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.110		06/03/13	29,110,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
26,000,000	0.150		06/07/13	26,000,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
42,585,000	0.110		06/07/13	42,585,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

45,600,000	0.100		06/07/13	45,599,547
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2
21,800,000	0.100		06/07/13	21,800,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Charlotte, North Carolina Water & Sewer System VRDN RB Series 2006 B (Wells Fargo Bank N.A., SPA)
$20,000,000	0.120%	06/07/13	$ 19,999,801
Charlotte-Mecklenburg, North Carolina Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Health Care Series 2007 C RMKT (JPMorgan Chase & Co., SPA)
54,000,000	0.130	06/07/13	54,000,000
City of Austin, Texas Hotel Occupancy Tax Subordinate Lien VRDN RB Refunding Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
30,000,000	0.140	06/07/13	30,000,000
City of Austin, Texas Hotel Occupancy Tax Subordinate Lien VRDN RB Refunding Series 2008 B (JPMorgan Chase Bank N.A., LOC)
40,920,000	0.140	06/07/13	40,920,000
City of Durham, North Carolina GO VRDN for Taxable Housing Series 2000 (Bank of America N.A., SPA)
5,000,000	0.280	06/07/13	5,000,000
City of Portland, Maine GO VRDN for Taxable Pension Series 2001 (JPMorgan Chase Bank N.A., SPA)
82,100,000	0.230	06/07/13	82,100,000
Cook County, Illinois GO VRDN Capital Improvement Series 2002 B (Bank of NY Mellon, SPA)
40,800,000	0.140	06/07/13	40,800,000
Department of Budget and Finance of the State of Hawaii VRDN RB P-Floats Series 2012-MT-829 (AMBAC) (Bank of America N.A., LIQ) (GTY AGMT-Bank of America N.A.)(b)
21,780,000	0.330	06/07/13	21,780,000
Highlands County, Florida Health Facilities Authority VRDN RB Refunding for Adventist Health System Series 2012 I-3
22,400,000	0.100	06/07/13	22,399,777
Illinois Finance Authority VRDN RB Putters Series 2011-3907 (JPMorgan Chase Bank N.A., LIQ)(b)
30,825,000	0.160	06/07/13	30,825,000
Illinois Health Facilities Authority VRDN RB for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)
26,285,000	0.130	06/07/13	26,285,000
Indiana Finance Authority Health System VRDN RB for Sisters of Saint Francis Series 2008 H (JPMorgan Chase Bank N.A., LOC)
47,195,000	0.130	06/07/13	47,195,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Series 2009 D (Wells Fargo Bank N.A., LOC)
30,000,000	0.130	06/07/13	29,999,701
Jacksonville, Florida Transit VRDN RB Series 2008 A (JPMorgan Chase Bank N.A., SPA)
60,835,000	0.130	06/07/13	60,835,000
JEA, Florida Water & Sewer System VRDN RB Series 2008 B (JPMorgan Chase Bank N.A., SPA)
31,940,000	0.130	06/07/13	31,940,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Wells Fargo Bank N.A., SPA)
73,350,000	0.100	06/07/13	73,350,000
Los Angeles Unified School District GO VRDN Putters Series 2013-4289 (JPMorgan Chase Bank N.A., LIQ)(b)
14,100,000	0.080	06/03/13	14,100,000
Loudoun County, Virginia IDA VRDN RB for Howard Hughes Medical Center Series 2003 D
25,000,000	0.100	06/07/13	25,000,000
Massachusetts Department of Transportation VRDN RB for Metropolitan Highway System Series 2010 A-1 (Bank of NY Mellon Trust, SPA)
38,625,000	0.100	06/07/13	38,625,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
32,000,000	0.080	06/03/13	32,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)

Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 1997 P-1 RMKT (JPMorgan Chase Bank N.A., SPA) (GTY AGMT- Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts General Hospital)

$43,000,000	0.110%	06/07/13	$ 43,000,000

Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 2009 I-2 (U.S. Bank N.A., SPA) (GTY AGMT- Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts General Hospital)

34,000,000	0.110	06/07/13	34,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (PNC Bank N.A., LOC)
25,000,000	0.120	06/07/13	25,000,000
Michigan State University VRDN RB Series 2000 A (JPMorgan Chase Bank N.A., SPA)
33,725,000	0.130	06/07/13	33,725,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 A (BJC Health System, LIQ)
20,000,000	0.100	06/07/13	20,000,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 B (BJC Health System, LIQ)
20,000,000	0.100	06/07/13	20,000,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 C (BJC Health System, LIQ)
31,000,000	0.100	06/07/13	31,000,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2010 E (PNC Bank N.A., LOC)
35,900,000	0.060	06/03/13	35,900,000
Municipal Electric Authority of Georgia VRDN RB for Project One Subordinated Series 2008 Subseries B (Bank of Tokyo-Mitsubishi UFJ, LOC)
23,205,000	0.120	06/07/13	23,204,769
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
25,000,000	0.170	06/07/13	25,000,000
New York City GO VRDN Series 2006 I Subseries I-4 (California Public Employees Retirement System, LOC)
35,050,000	0.140	06/07/13	35,050,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
29,100,000	0.100	06/03/13	29,100,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-7 (State Street B&T Co., SPA)
30,000,000	0.100	06/07/13	30,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Series 1998 C (Morgan Stanley Bank, LOC)
32,800,000	0.080	06/03/13	32,800,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
3,000,000	0.120	06/07/13	3,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
30,100,000	0.120	06/07/13	30,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2003 C RMKT (JPMorgan Chase Bank N.A., LOC)
43,625,000	0.120	06/07/13	43,625,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2007 A RMKT (FNMA, LIQ)
33,900,000	0.120	06/07/13	33,900,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
28,775,000	0.180	06/07/13	28,775,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
New York State Housing Finance Agency VRDN RB for Worth Street Series 2001 A RMKT (FNMA, LIQ)
$20,000,000	0.110%	06/07/13	$ 20,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2008 B-3V (GO of Corp.) (JPMorgan Chase Bank N.A., SPA)
70,700,000	0.110	06/07/13	70,700,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2008 B-7V (GO of Corp.) (JPMorgan Chase Bank N.A., SPA)
49,285,000	0.110	06/07/13	49,285,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
25,000,000	0.260	06/07/13	25,000,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
28,440,000	0.100	06/07/13	28,440,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Health Clinic Floater Certificates Series 2008-59C (Wells Fargo & Co., LIQ)(b)
19,000,000	0.130	06/07/13	19,000,000
Oklahoma State Turnpike Authority VRDN RB Refunding Second Senior Series 2006 E-Convertible (JPMorgan Chase Bank N.A., SPA)
18,560,000	0.070	06/03/13	18,560,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources)
33,100,000	0.140	06/07/13	33,100,000
Port of Oakland, California VRDN RB SPEARS Series 2012-DBE-1136X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
30,000,000	0.190	06/07/13	30,000,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
22,800,000	0.070	06/03/13	22,800,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
9,975,000	0.180	06/07/13	9,975,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Series 2005 B-1
28,200,000	0.100	06/07/13	28,200,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Series 2005 B-2
23,325,000	0.110	06/07/13	23,325,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Series 2005 C-3 RMKT
31,000,000	0.110	06/07/13	31,000,000
Sacramento, California Municipal Utility District VRDN RB Refunding for Series 2008 J (Bank of America N.A., LOC)
45,000,000	0.090	06/07/13	45,000,000
San Francisco City & County, California Airports Commission VRDN RB for San Francisco International Airport Refunding Second Series 2010 A-2 (JPMorgan Chase Bank N.A., LOC)
30,000,000	0.110	06/07/13	30,000,000
Santa Clara Valley, California Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclays Bank PLC, SPA)
20,200,000	0.090	06/07/13	20,200,000
State of California GO VRDN Series 2003 B-1 RMKT (JPMorgan Chase Bank N.A., LOC) (California Public Employees Retirement, LOC ) (California State Teachers Retirement, LOC)
31,600,000	0.110	06/07/13	31,600,000
State of Texas GO VRDN Refunding for College Student Loan Series 2003 (Landesbank Hessen-Thueringen Girozentrale, SPA)
23,000,000	0.160	06/07/13	23,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
$25,460,000	0.160%		06/07/13	$ 25,460,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 B
39,685,000	0.110		06/07/13	39,685,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2012 B
50,000,000	0.100		06/07/13	50,000,000
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2006 C (JPMorgan Chase Bank N.A., SPA)
315,000	0.150		06/07/13	315,000
Texas State VRDN RB Refunding for Taxable Veterans Land Series 2005 RMKT (JPMorgan Chase Bank N.A., SPA)
250,000	0.150		06/07/13	250,000
The Regents of the University of New Mexico VRDN RB Refunding Subordinate Lien System Series 2003 B (JPMorgan Chase Bank N.A., SPA)
23,270,000	0.130		06/07/13	23,270,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
25,740,000	0.090		06/03/13	25,740,000
University of Colorado Hospital Authority VRDN RB Series 2004 A RMKT (JPMorgan Chase Bank N.A., LOC)
53,230,000	0.130		06/07/13	53,230,000
University of Colorado Hospital Authority VRDN RB Series 2008 B (JPMorgan Chase Bank N.A., LOC)
69,545,000	0.130		06/07/13	69,545,000
University of Massachusetts Building Authority Facilities VRDN RB Senior Series 2008 A (Commonwealth GTD) (Barclays Bank PLC, SPA)
22,795,000	0.120		06/07/13	22,795,000
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase N.A., SPA)
108,200,000	0.130		06/07/13	108,200,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A., SPA)
44,350,000	0.120		06/07/13	44,350,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A., SPA)
29,850,000	0.130		06/07/13	29,850,000
Washington Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JPMorgan Chase Bank N.A., SPA)
34,100,000	0.130		06/07/13	34,100,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health, Inc. Obligated Group Series 2009 B (U.S. Bank N.A. LOC)
24,380,000	0.080		06/03/13	24,380,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 2,642,158,595

Variable Rate Obligations(a) – 17.3%
Australia & New Zealand Banking Group Ltd.
$260,000,000	0.348	%(b)	06/18/14	$ 260,000,000
Bank of Nova Scotia (The)
350,000,000	0.324		06/23/14	350,000,000
China Construction Bank Corp.
250,000,000	0.443		06/30/13	250,000,000
Commonwealth Bank of Australia
72,000,000	0.324	(b)	11/18/13	72,000,000
50,000,000	0.337	(b)	11/27/13	49,999,802
317,000,000	0.299	(b)	04/04/14	317,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$250,000,000	0.000	%(c)	06/03/14	$ 250,000,000
Credit Suisse Securities (USA) LLC
550,000,000	0.283		08/29/13	550,000,000
Deutsche Bank AG
545,000,000	0.260		08/29/13	545,000,000
JPMorgan Chase Bank N.A.
280,000,000	0.397		06/21/13	280,000,000
422,000,000	0.361		06/06/14	422,000,000
National Australia Bank Ltd.
250,000,000	0.248		01/17/14	250,000,000
Providence Health & Services (U.S. Bank N.A.)
47,000,000	0.200		06/07/13	47,000,000
Royal Bank of Canada
300,000,000	0.375		05/30/14	300,000,000
Svenska Handelsbanken AB
195,000,000	0.362		06/04/14	195,000,000
Wells Fargo Bank N.A.
150,000,000	0.330		06/20/14	150,000,000
Westpac Banking Corp.
246,000,000	0.397	(b)	05/30/14	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 4,533,999,802

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$18,613,352,165

Repurchase Agreements(d) – 30.1%
ABN Amro Securities (USA) LLC
$99,000,000	0.310	%(a)	06/05/13	$ 99,000,000
Maturity Value: $99,005,967
Settlement Date: 05/29/13
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $106,920,087.

Barclays Capital, Inc.
40,000,000	0.060		06/03/13	40,000,000
Maturity Value: $40,000,200
Collateralized by U.S. Treasury Note, 0.625%, due 05/31/17. The market value of the collateral, including accrued interest, was $40,800,099.
350,000,000	0.180		10/25/13	350,000,000
Maturity Value: $350,309,750
Settlement Date: 05/01/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 8.000%, due 09/01/13 to 06/01/43 and Federal National Mortgage Association, 2.000% to 8.000%, due 03/01/14 to 12/01/48. The aggregate market value of the collateral, including accrued interest, was $356,999,991.

BNP Paribas Securities Corp.
250,000,000	0.100		06/03/13	250,000,000
Maturity Value: $250,002,083
Collateralized by U.S. Treasury Note, 2.000% to 4.000%, due 02/15/15 to 01/31/16. The aggregate market value of the collateral, including accrued interest, was $255,000,041.
500,000,000	0.180		06/03/13	500,000,000
Maturity Value: $500,007,500
Collateralized by U.S. Treasury Note, 0.875% to 3.125%, due 06/30/15 to 05/15/21. The aggregate market value of the collateral, including accrued interest, was $510,959,682.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
BNP Paribas Securities Corp. – (continued)
$50,000,000	0.480%		06/03/13	$ 50,000,000
Maturity Value: $50,002,000

Collateralized by various asset-backed obligations, 0.000% to 4.775%, due 07/28/14 to 04/15/21 and various corporate security issuers, 0.884% to 11.500%, due 11/17/13 to 09/15/39. The aggregate market value of the collateral, including accrued interest, was $56,058,992.

395,000,000	0.430	(a)	06/04/13	395,000,000
Maturity Value: $395,033,026
Settlement Date: 05/28/13
Collateralized by various corporate security issuers, 0.250% to 7.500%, due 08/15/13 to 10/15/39. The aggregate market value of the collateral, including accrued interest, was $434,500,003.
300,000,000	0.180	(a)(e)	06/07/13	300,000,000
Maturity Value: $300,535,500
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 11/01/17 to 08/01/42 and Federal National Mortgage Association, 2.500% to 6.000%, due 02/01/19 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $306,000,001.

BNYMellon Investments
228,400,000	0.100		06/03/13	228,400,000
Maturity Value: $228,401,903
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/14. The market value of the collateral, including accrued interest, was $235,524,555.

Credit Agricole Corporate and Investment Bank
325,000,000	0.190	(a)(e)	06/07/13	325,000,000
Maturity Value: $325,210,980
Settlement Date: 03/01/13
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 07/01/32 to 06/01/43. The aggregate market value of the collateral, including accrued interest, was $334,750,000.

Credit Suisse Securities (USA) LLC
400,000,000	0.200		07/02/13	400,000,000
Maturity Value: $400,266,667
Settlement Date: 03/04/13
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 05/01/28 to 12/01/42. The aggregate market value of the collateral, including accrued interest, was $408,000,247.
200,000,000	0.643	(a)(f)	07/05/13	200,000,000
Maturity Value: $201,696,128
Settlement Date: 03/26/12

Collateralized by various asset-backed obligations, 0.343% to 6.770%, due 08/15/18 to 03/25/37 and various mortgage-backed obligations, 0.443% to 6.089%, due 11/15/17 to 12/12/49. The aggregate market value of the collateral, including accrued interest, was $240,000,005.

300,000,000	0.180		10/03/13	300,000,000
Maturity Value: $300,232,500
Settlement Date: 05/01/13
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.000%, due 07/01/35 to 08/01/41. The aggregate market value of the collateral, including accrued interest, was $306,001,321.

Deutsche Bank Securities, Inc.
200,000,000	0.230		06/03/13	200,000,000
Maturity Value: $200,003,833

Collateralized by various corporate security issuers, 1.500% to 7.875%, due 06/30/13 to 06/01/42 and an equity security. The aggregate market value of the collateral, including accrued interest, was $219,999,998.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Deutsche Bank Securities, Inc. – (continued)
$97,000,000	0.430%		06/03/13	$ 97,000,000
Maturity Value: $97,003,476

Collateralized by various corporate security issuers, 1.500% to 7.000%, due 06/15/14 to 10/15/38 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $106,700,126.

300,000,000	0.200		09/04/13	300,000,000
Maturity Value: $300,303,333
Settlement Date: 03/06/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 06/01/27 to 02/01/43, Federal National Mortgage Association, 3.000% to 7.000%, due 02/01/25 to 05/01/43 and Government National Mortgage Association, 7.000%, due 10/15/38. The aggregate market value of the collateral, including accrued interest, was $309,000,002.

215,000,000	0.200		09/13/13	215,000,000
Maturity Value: $215,213,806
Settlement Date: 03/18/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 01/01/26 to 01/01/43, Federal National Mortgage Association, 3.000% to 7.000%, due 11/01/27 to 12/01/42 and Government National Mortgage Association, 3.500% to 5.000%, due 06/15/39 to 11/20/42. The aggregate market value of the collateral, including accrued interest, was $221,450,000.

ING Financial Markets LLC
355,000,000	0.200		06/03/13	355,000,000
Maturity Value: $355,005,917
Collateralized by various corporate security issuers, 0.616% to 9.750%, due 02/17/14 to 12/15/97. The aggregate market value of the collateral, including accrued interest, was $390,504,726.
100,000,000	0.190	(a)(e)	06/07/13	100,000,000
Maturity Value: $100,146,195
Settlement Date: 02/28/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 11/01/26 to 01/01/43 and Federal National Mortgage Association, 2.223% to 5.000%, due 11/01/27 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $102,070,969.

100,000,000	0.200	(a)(e)	06/07/13	100,000,000
Maturity Value: $100,203,891
Settlement Date: 04/12/13

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 02/15/18 to 02/15/43 and Federal National Mortgage Association, 2.500% to 5.000%, due 11/01/27 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $103,749,101.

Joint Repurchase Agreement Account I
345,000,000	0.058		06/03/13	345,000,000
Maturity Value: $345,001,678

Joint Repurchase Agreement Account III
386,600,000	0.097		06/03/13	386,600,000
Maturity Value: $386,603,111

JPMorgan Chase Securities LLC
75,000,000	0.600	(f)	08/20/13	75,000,000
Maturity Value: $75,156,250
Settlement Date: 04/17/13
Collateralized by various mortgage-backed obligations, 0.000% to 7.000%, due 06/15/22 to 05/25/47. The aggregate market value of the collateral, including accrued interest, was $86,252,422.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
JPMorgan Chase Securities LLC – (continued)
$200,000,000	0.580	%(f)	10/04/13	$ 200,000,000
Maturity Value: $200,435,000
Settlement Date: 05/22/13
Collateralized by various mortgage-backed obligations, 0.000% to 7.007%, due 04/15/17 to 08/25/47. The aggregate market value of the collateral, including accrued interest, was $230,001,411.

Merrill Lynch Government Securities, Inc.
20,000,000	0.060		06/03/13	20,000,000
Maturity Value: $20,000,100
Collateralized by U.S. Treasury Note, 0.875%, due 02/28/17. The market value of the collateral, including accrued interest, was $20,400,086.
80,000,000	0.090		06/03/13	80,000,000
Maturity Value: $80,000,600
Collateralized by U.S. Treasury Note, 3.250%, due 06/30/16. The market value of the collateral, including accrued interest, was $81,600,039.
150,000,000	0.340		06/05/13	150,000,000
Maturity Value: $150,009,917
Settlement Date: 05/29/13

Collateralized by various corporate security issuers, 0.250% to 6.000%, due 08/01/13 to 11/15/40, various equity securities and an Exchange-Traded Fund. The aggregate market value of the collateral, including accrued interest, was $164,207,601.

RBC Capital Markets LLC
100,000,000	0.090		06/03/13	100,000,000
Maturity Value: $100,000,750
Collateralized by Federal National Mortgage Association, 3.000%, due 05/01/43. The market value of the collateral, including accrued interest, was $102,000,001.

RBS Securities, Inc.
295,000,000	0.880	(a)(f)	07/05/13	295,000,000
Maturity Value: $295,389,399
Settlement Date: 05/16/13
Collateralized by various asset-backed obligations, 0.000% to 5.861%, due 06/15/33 to 12/10/49. The aggregate market value of the collateral, including accrued interest, was $339,255,201.

Societe Generale
100,000,000	0.230		06/03/13	100,000,000
Maturity Value: $100,001,917
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,000,016.
50,000,000	0.430		06/03/13	50,000,000
Maturity Value: $50,001,792
Collateralized by various corporate security issuers, 4.250% to 12.625%, due 02/01/14 to 05/15/39. The aggregate market value of the collateral, including accrued interest, was $55,000,000.
150,000,000	0.330		06/05/13	150,000,000
Maturity Value: $150,009,625
Settlement Date: 05/29/13
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $162,000,076.

UBS Securities LLC
250,000,000	0.480	(a)	06/03/13	250,000,000
Maturity Value: $250,316,666
Settlement Date: 02/28/13
Collateralized by various corporate security issuers, 0.542% to 7.500%, due 07/15/13 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $275,000,280.
250,000,000	0.480	(a)	06/07/13	250,000,000
Maturity Value: $250,303,333
Settlement Date: 03/11/13
Collateralized by various corporate security issuers, 0.000% to 7.500%, due 06/15/13 to 10/15/42. The aggregate market value of the collateral, including accrued interest, was $275,000,550.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Wells Fargo Securities, LLC
$400,000,000	0.100%		06/03/13	$ 400,000,000
Maturity Value: $400,003,333
Collateralized by U.S. Treasury Note, 0.125% to 0.375%, due 06/30/13 to 11/30/14. The aggregate market value of the collateral, including accrued interest, was $408,015,807.
250,000,000	0.450	(f)	06/17/13	250,000,000
Maturity Value: $250,281,250
Settlement Date: 03/19/13

Collateralized by various asset-backed obligations, 0.000% to 8.836%, due 11/16/15 to 10/25/46, various corporate security issuers, 0.000% to 12.000%, due 06/05/13 to 12/31/99, various government agency securities, 0.000%, due 05/11/14 to 12/06/18 and various mortgage-backed obligations, 0.100% to 6.114%, due 03/25/18 to 11/23/50. The aggregate market value of the collateral, including accrued interest, was $268,606,054.

TOTAL REPURCHASE AGREEMENTS				$ 7,906,000,000

TOTAL INVESTMENTS – 100.9%				$ 26,519,352,165

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%				(249,341,624)

NET ASSETS – 100.0%				$ 26,270,010,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2013.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2013, these securities amounted to $1,138,079,802 or approximately 4.3% of net assets.

(c)	All or a portion represents a forward commitment.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2013. Additional information on Joint Repurchase Agreement Account I and III appears in the Notes to the Schedule of Investments section.

(e)	The instrument is subject to a demand feature.

(f)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2013, these securities amounted to $1,020,000,000 or approximately 3.9% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Authority
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 17.9%
Aspen Funding Corp.
$50,000,000	0.250%	07/02/13	$ 49,989,236
50,038,000	0.250	08/13/13	50,012,634
25,000,000	0.240	08/27/13	24,985,500
Atlantic Asset Securitization LLC
50,000,000	0.180	07/01/13	49,992,500
95,265,000	0.180	07/02/13	95,250,234
Chariot Funding LLC
50,000,000	0.321	06/03/13	49,999,111
50,000,000	0.321	06/06/13	49,997,778
25,000,000	0.321	06/10/13	24,998,000
45,000,000	0.321	06/11/13	44,996,000
50,000,000	0.321	06/12/13	49,995,111
50,000,000	0.321	06/13/13	49,994,666
50,000,000	0.270	08/08/13	49,974,500
50,000,000	0.301	02/25/14	49,887,917
Gemini Securitization Corp. LLC
25,000,000	0.250	07/02/13	24,994,618
325,000,000	0.240	07/08/13	324,919,833
250,000,000	0.240	07/30/13	249,901,667
Hannover Funding Co. LLC
50,000,000	0.280	06/20/13	49,992,611
125,000,000	0.280	07/16/13	124,956,250
25,000,000	0.280	07/22/13	24,990,083
Jupiter Securitization Co. LLC
150,000,000	0.321	06/05/13	149,994,667
50,000,000	0.321	06/06/13	49,997,778
100,000,000	0.321	06/13/13	99,989,333
100,000,000	0.300	07/08/13	99,969,167
50,000,000	0.270	08/28/13	49,967,000
25,000,000	0.270	08/29/13	24,983,312
50,000,000	0.270	09/04/13	49,964,375
50,000,000	0.321	02/04/14	49,889,778
Kells Funding LLC
60,000,000	0.321	08/13/13	59,961,067
100,000,000	0.260	08/28/13	99,936,444
100,000,000	0.250	09/10/13	99,929,861
LMA Americas LLC
136,500,000	0.210	06/03/13	136,498,408
60,000,000	0.210	06/07/13	59,997,900
140,000,000	0.200	06/25/13	139,981,333
Newport Funding Corp.
125,094,000	0.250	08/12/13	125,031,453
Nieuw Amsterdam Receivables Corp.
100,000,000	0.240	06/20/13	99,987,333
216,000,000	0.180	07/16/13	215,951,400
Regency Markets No. 1 LLC
59,063,000	0.170	06/17/13	59,058,537
70,000,000	0.170	06/20/13	69,993,719
40,009,000	0.160	06/26/13	40,004,555
Versailles Commercial Paper LLC
150,000,000	0.220	06/03/13	149,998,167

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 3,370,913,836

Fixed Rate Municipal Debt Obligations – 2.3%
New York City Municipal Water Authority Series 2013-6 (Landesbank Baden-Wuerttemberg) (Landesbank Hessen-Thueringen Girozentrale)
$52,500,000	0.180%	06/24/13	$ 52,500,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Fixed Rate Municipal Debt Obligations – (continued)
State of Texas TRANS Series 2012
$372,305,000	2.500%		08/30/13	$ 374,429,668

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 426,929,668

Time Deposit – 1.6%
Citibank N.A.
$300,000,000	0.100%		06/03/13	$ 300,000,000

U.S. Government Agency Obligations – 22.1%
Federal Home Loan Bank
$74,500,000	0.240%		06/06/13	$ 74,499,864
12,300,000	1.625		06/14/13	12,305,946
63,500,000	0.420		06/21/13	63,505,767
22,900,000	1.875		06/21/13	22,920,260
85,300,000	0.240		06/28/13	85,299,015
50,850,000	0.250		07/05/13	50,849,363
15,000,000	0.138	(a)	07/08/13	14,999,230
36,040,000	0.350		07/09/13	36,043,239
29,000,000	0.139	(a)	07/15/13	28,998,229
34,500,000	0.250		07/19/13	34,499,864
85,000,000	0.280		08/13/13	85,002,737
11,000,000	0.250		09/06/13	11,000,930
7,530,000	4.000		09/06/13	7,605,492
1,500,000	2.625		09/13/13	1,510,264
5,370,000	4.500		09/16/13	5,437,266
10,820,000	0.125		09/24/13	10,816,836
6,750,000	0.125		09/25/13	6,747,898
300,000,000	0.163	(a)	09/27/13	300,000,000
29,400,000	0.210		10/01/13	29,398,731
22,200,000	0.210		10/10/13	22,199,576
87,300,000	0.200		10/18/13	87,295,733
7,250,000	0.300		10/18/13	7,252,268
3,300,000	0.375		10/18/13	3,301,974
10,600,000	3.625		10/18/13	10,737,011
50,000,000	0.140		01/08/14	49,996,164
83,750,000	0.125		01/17/14	83,735,290
75,000,000	0.140		01/17/14	74,991,595
45,245,000	0.375		01/29/14	45,311,958
205,000,000	0.165	(a)	06/24/14	204,933,471
99,500,000	0.179	(a)	08/15/14	99,475,546
Federal Home Loan Mortgage Corporation
102,000,000	0.148	(a)	06/03/13	101,999,774
3,885,000	4.000		06/12/13	3,889,361
60,328,000	4.500		07/15/13	60,636,297
350,000,000	0.150		10/08/13	349,811,875
390,000,000	0.150		10/10/13	389,787,125
19,500,000	0.375		10/15/13	19,510,977
4,000,000	0.500		10/15/13	4,004,055
14,100,000	0.875		10/28/13	14,137,641
34,355,000	0.375		10/30/13	34,377,690
14,000,000	4.500		01/15/14	14,378,241
34,157,000	5.000		01/30/14	35,255,188
445,000,000	0.130		02/07/14	444,944,853
100,000,000	1.375		02/25/14	100,887,531
Federal National Mortgage Association
32,878,000	0.500		08/09/13	32,891,978

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal National Mortgage Association – (continued)
$2,810,000	1.125%		09/17/13	$ 2,817,525
1,200,000	1.000		09/23/13	1,202,907
1,300,000	1.125		09/30/13	1,303,903
250,000,000	0.158	(a)	10/03/13	249,965,569
4,100,000	1.125		10/08/13	4,113,055
26,994,000	4.625		10/15/13	27,436,198
192,300,000	0.160		10/25/13	192,175,219
200,000,000	0.169	(a)	11/14/13	199,972,572
200,000,000	0.163	(a)	02/27/15	199,913,096
Overseas Private Investment Corp. (USA)
107,000,000	0.150	(a)	06/07/13	107,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 4,163,084,147

U.S. Treasury Obligations – 0.6%
United States Treasury Notes
$42,000,000	1.000%		07/15/13	$ 42,037,737
34,400,000	0.125		09/30/13	34,390,708
30,200,000	3.125		09/30/13	30,491,770

TOTAL U.S. TREASURY OBLIGATIONS				$ 106,920,215

Variable Rate Municipal Debt Obligations(a) – 23.1%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (GO of Corp.) (Bank of America N.A., SPA)
$27,870,000	0.100%		06/07/13	$ 27,870,000
Alaska Housing Finance Corp. VRDN RB for Governmental Purpose Series 2001 B RMKT (GO of Corp.)
51,800,000	0.100		06/07/13	51,800,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburgh Series 2010 B-2 (Deutsche Bank A.G., LOC)
20,150,000	0.110		06/07/13	20,150,000
Allen County, Ohio Hospital Facilities VRDN RB for Catholic HealthCare Series 2008 A (Bank of America N.A., LOC)
76,625,000	0.110		06/03/13	76,625,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
35,500,000	0.110		06/03/13	35,500,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A., LIQ)(b)
42,500,000	0.330		06/07/13	42,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.110		06/03/13	30,000,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A., LIQ)(b)
38,000,000	0.330		06/07/13	38,000,000
California GO VRDN for Kindergarten Series 2004 A8-RMKT (Citibank N.A., LOC)
36,100,000	0.110		06/07/13	36,100,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2013-3328 (Credit Suisse, LIQ)(b)
8,750,000	0.120		06/07/13	8,750,000
California Health Facilities Financing Authority VRDN RB for Catholic Health Series 2004 K(Mizuho Corp. Bank Ltd., LOC)
33,800,000	0.110		06/07/13	33,800,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 C
$24,300,000	0.110%	06/07/13	$ 24,299,758
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009-PT-4646 (Bank of America N.A., LIQ)(b)
15,025,000	0.110	06/07/13	15,024,701
California Housing Finance Agency VRDN RB for Home Mortgage Series 2003 D RMKT (FNMA, LOC) (FHLMC, LOC)
21,940,000	0.130	06/07/13	21,940,000
California Housing Finance Agency VRDN RB for Home Mortgage Series 2006 C (FNMA, LOC) (FHLMC, LOC)
28,490,000	0.130	06/07/13	28,490,000
California Housing Finance Agency VRDN RB for Housing Program Series 2004 A (GO of Agency) (FNMA, LOC) (FHLMC, LOC)
24,935,000	0.130	06/07/13	24,935,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A
47,900,000	0.110	06/07/13	47,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D
33,500,000	0.100	06/07/13	33,500,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

35,000,000	0.100	06/07/13	34,999,652
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L
40,000,000	0.100	06/07/13	39,999,602
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
52,600,000	0.110	06/07/13	52,600,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (GTY AGMT- Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

20,285,000	0.100	06/07/13	20,285,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
45,700,000	0.100	06/07/13	45,700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
45,100,000	0.100	06/07/13	45,100,000
Charlotte, North Carolina Water & Sewer System VRDN RB Series 2006 B (Wells Fargo Bank N.A., SPA)
20,000,000	0.120	06/07/13	19,999,801
City of Austin, Texas Hotel Occupancy Tax Subordinate Lien VRDN RB Refunding Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
23,000,000	0.140	06/07/13	23,000,000
City of Chicago GO VRDN for Neighborhoods Alive 21 Series 2002 B-4 RMKT (Bank of New York Mellon, LOC)
10,740,000	0.070	06/03/13	10,740,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-3 RMKT (Royal Bank of Canada, LOC)
47,675,000	0.070	06/03/13	47,675,000
City of Chicago GO VRDN Refunding Project Series 2005 D-2 RMKT (Northern Trust Co., LOC)
25,000,000	0.080	06/03/13	25,000,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank, SPA)
72,500,000	0.180	06/07/13	72,500,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)
$26,620,000	0.120%	06/07/13	$ 26,620,000
City of Riverside Electric VRDN RB Refunding Series 2008 A (Bank of America N.A., LOC)
50,315,000	0.100	06/07/13	50,315,000
City of Riverside Electric VRDN RB Refunding Series 2008 C (Bank of America N.A., LOC)
40,700,000	0.100	06/07/13	40,700,000
City of Riverton, Utah VRDN RB for IHC Health Services, Inc. Floater Certificates Series 2012-33C (GTY AGMT- Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(b)
6,400,000	0.130	06/07/13	6,400,000
City of Santa Clara Electric VRDN RB Series 2008 Subseries B (Bank of Tokyo-Mitsubishi UFJ, LOC)
25,000,000	0.110	06/07/13	25,000,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Mobil Project Series 2001 (GTY AGMT-Exxon Mobil Corp.)
29,010,000	0.060	06/03/13	29,010,000
Columbia Waterworks & Sewer System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
43,570,000	0.100	06/03/13	43,570,000
Connecticut Housing Finance Authority VRDN RB Series 2012 D Subseries D-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
38,300,000	0.150	06/07/13	38,300,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A., SPA)
75,000,000	0.150	06/07/13	75,000,000
Cook County, Illinois GO VRDN Capital Improvement Series 2002 B (Bank of NY Mellon, SPA)
44,900,000	0.140	06/07/13	44,900,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services Series 2010
25,000,000	0.100	06/07/13	25,000,000
Denver City & County VRDN RB SPEARS Series 2012-DBE-1129X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
20,000,000	0.190	06/07/13	20,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Series 2010 A
173,050,000	0.050	06/03/13	173,050,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Series 2010 B
68,800,000	0.050	06/03/13	68,800,000
East Bay Municipal Utility District Wastewater System VRDN RB Refunding Series 2008 Subseries C RMKT (Bank of America N.A., SPA)
46,840,000	0.100	06/07/13	46,840,000
Eastern California Municipal Water & Sewer District VRDN COPS Refunding Series 2008 D (U.S. Bank N.A., SPA)
22,800,000	0.100	06/07/13	22,800,000
Fairfax County Economic Development Authority VRDN RB for Smithsonian Institution Series 2003 A (Northern Trust Co., SPA)
22,930,000	0.120	06/07/13	22,930,000
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
49,300,000	0.130	06/07/13	49,300,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)
27,105,000	0.170	06/07/13	27,105,000
Hawaii Department of Budget & Finance VRDN RB P-Floats Series 2012-MT-828 (AMBAC) (Bank of America N.A., LIQ)(b)
20,260,000	0.330	06/07/13	20,260,000
Highlands County, Florida Health Facilities Authority VRDN RB Refunding for Adventist Health System Series 2012 I-3
20,000,000	0.100	06/07/13	19,999,801

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Illinois Health Facilities Authority VRDN RB for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)
$20,000,000	0.130%	06/07/13	$ 20,000,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
38,200,000	0.110	06/07/13	38,200,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Series 2009 D (Wells Fargo Bank N.A., LOC)
26,000,000	0.130	06/07/13	25,999,741
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (U.S. Bank N.A., SPA)
40,775,000	0.090	06/03/13	40,775,000
Jacksonville Electric System VRDN RB Series 2008 D (U.S. Bank N.A., SPA)
14,900,000	0.090	06/03/13	14,900,000
Kentucky Municipal Power Agency VRDN RB Floaters Series 2010 B002 (Assured GTY) (Morgan Stanley Bank, LIQ)(b)
20,000,000	0.450	06/07/13	20,000,000
King County, Washington GO VRDN Series 2009 A (Bank of America N.A., SPA)
34,100,000	0.140	06/07/13	34,100,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2008 A-1 (Bank of America N.A., SPA)
53,265,000	0.130	06/07/13	53,265,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
44,600,000	0.100	06/07/13	44,600,000
Loudoun County, Virginia Industrial Development Authority VRDN RB for Howard Hughes Medical Institute Series 2003 C
23,255,000	0.100	06/07/13	23,255,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
30,200,000	0.130	06/07/13	30,200,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B
67,000,000	0.100	06/07/13	67,000,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 RMKT (GO of Authority) (Bank of America N.A., SPA)
52,220,000	0.180	06/07/13	52,220,000
Massachusetts Department of Transportation VRDN RB for Contract Assistance Series 2010 A2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
27,700,000	0.110	06/07/13	27,700,000
Massachusetts Water Resources Authority VRDN RB Series 1999 B (GO of Authority) (Helaba Landesbank Hessen-Thüringen, LOC)
54,000,000	0.110	06/07/13	54,000,000
Metropolitan Washington D.C. Airports Authority VRDN RB Putters Series 2007-1691 (FGIC) (Deutsche Bank A.G., LIQ)
12,245,000	0.180	06/07/13	12,245,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA)
25,760,000	0.100	06/07/13	25,760,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA Inc. Project Series 2010 K (GTY AGMT- Chevron Corp.)
90,400,000	0.060	06/03/13	90,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 B (GTY AGMT-Chevron Corp.)
40,140,000	0.060	06/03/13	40,140,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 F (GTY AGMT-Chevron Corp.)
46,100,000	0.070	06/03/13	46,100,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Northern Trust Co., SPA)
$27,400,000	0.110%	06/03/13	$ 27,400,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 A (BJC Health System, LIQ)
20,000,000	0.100	06/07/13	20,000,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 B (BJC Health System, LIQ)
20,000,000	0.100	06/07/13	20,000,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 C (BJC Health System, LIQ)
25,000,000	0.100	06/07/13	25,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-3 RMKT
22,700,000	0.120	06/07/13	22,700,000
Montgomery County IDA VRDN RB for Technology Foundation Series 2009 A Convertible (Bank of NY Mellon, SPA)
16,950,000	0.120	06/07/13	16,950,000
Municipal Electric Authority of Georgia VRDN RB for Project One Subordinated Series 2008 Subseries B (Bank of Tokyo-Mitsubishi UFJ, LOC)
20,000,000	0.120	06/07/13	19,999,801
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-1 (Bank of NY Mellon, SPA)
38,590,000	0.160	06/07/13	38,590,000
New Hampshire Turnpike System VRDN RB SPEARS Series 2012-DBE-1137X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
14,400,000	0.190	06/07/13	14,400,000
New York City GO VRDN Series 2002 C Subseries C-3A RMKT (Bank of Nova Scotia, LIQ)
54,785,000	0.100	06/07/13	54,785,000
New York City GO VRDN Series 2002 C Subseries C-3B RMKT (Lloyds TSB Bank PLC, LIQ)
30,000,000	0.120	06/07/13	30,000,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
63,005,000	0.150	06/07/13	63,005,000
New York City GO VRDN Series 2006 I Subseries I-5 (Bank of New York Mellon, LOC)
20,000,000	0.140	06/07/13	20,000,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A., SPA)
34,300,000	0.110	06/03/13	34,300,000
New York City GO VRDN Series 2012 Subseries G-4 (PNC Bank N.A., LOC)
50,050,000	0.080	06/03/13	50,050,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
40,000,000	0.100	06/03/13	40,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 AA-1 (PNC Bank N.A., SPA)
47,400,000	0.080	06/03/13	47,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 AA-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
27,950,000	0.110	06/07/13	27,950,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
390,000	0.110	06/07/13	390,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-7 (State Street B&T Co., SPA)
25,100,000	0.100	06/07/13	25,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
$18,000,000	0.100%	06/03/13	$ 18,000,000
New York State Dormitory Authority VRDN RB for Mental Health Services Facilities SPEARS Series 2011 DB-1022X (AGM State Appropriations) (Deutsche Bank A.G., LIQ)(b)
7,835,000	0.160	06/07/13	7,835,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
25,000,000	0.180	06/07/13	25,000,000
New York State Housing Finance Agency VRDN RB for Talleyrand Crescent Series 1999 RMKT (FNMA, LOC)
28,320,000	0.130	06/07/13	28,320,000
New York State Housing Finance Agency VRDN RB for Worth Street Series 2001 A RMKT (FNMA, LIQ)
27,000,000	0.110	06/07/13	27,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
30,060,000	0.170	06/07/13	30,060,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
27,000,000	0.260	06/07/13	27,000,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B
27,100,000	0.100	06/07/13	27,100,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Series 2013 B-2 (Bank of New York Mellon, LIQ)
36,725,000	0.100	06/03/13	36,725,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Series 2013 B-3 (U.S. Bank N.A., LIQ)
25,000,000	0.090	06/03/13	25,000,000
Ohio State University VRDN RB Series 2001
38,100,000	0.100	06/07/13	38,100,000
Omaha Parking Facilities Corp. VRDN RB Putters Series 2013 SGT06 (Societe Generale, LIQ)(b)
19,500,000	0.120	06/03/13	19,500,000
Oregon State GO VRDN for Veterans Welfare Series 2008-90B RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
30,385,000	0.130	06/07/13	30,385,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Bank of America N.A., SPA)
22,115,000	0.150	06/07/13	22,115,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(b)
18,165,000	0.170	06/07/13	18,165,000
Port Authority of New York & New Jersey VRDN RB Series 2008-DB-636 (CIFG GO of Authority) (Deutsche Bank A.G., LIQ)
8,700,000	0.190	06/07/13	8,700,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2011 DB-1023X (Go of Authority) (Deutsche Bank A.G., LIQ)(b)
7,085,000	0.160	06/07/13	7,085,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2011 DB-1024X (Go of Authority) (Deutsche Bank A.G., LIQ)(b)
10,660,000	0.160	06/07/13	10,660,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources)
31,400,000	0.140	06/07/13	31,400,000
Port of Oakland, California VRDN RB SPEARS Series 2012-DBE-1136X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
23,195,000	0.190	06/07/13	23,195,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
13,300,000	0.070	06/03/13	13,300,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
$33,100,000	0.070%	06/03/13	$ 33,100,000
Port of Port Arthur Navigation District VRDN RB Refunding for Texaco, Inc. Series 1994
11,600,000	0.070	06/03/13	11,600,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Series 2005 B-1
50,000,000	0.100	06/07/13	50,000,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wells Fargo Bank N.A., SPA)
63,950,000	0.130	06/07/13	63,950,000
Rochester, Minnesota Health Care Facilities VRDN RB for Mayo Foundation Series 2002 B RMKT (Bank of America N.A., SPA)
42,000,000	0.110	06/07/13	42,000,000
Sacramento, California Municipal Utility District VRDN RB Refunding for Series 2008 J (Bank of America N.A., LOC)
35,840,000	0.090	06/07/13	35,840,000
State of Colorado General Fund VRDN RN Putters Series 2012-4251 (JPMorgan Chase Bank N.A., LIQ)(b)
13,410,000	0.080	06/03/13	13,410,000
Texas State GO VRDN for Veterans Housing Assistance Series 2004 II-B (Sumitomo Mitsui Banking Corp., SPA)
34,000,000	0.140	06/07/13	34,000,000
Texas State GO VRDN Refunding Series 2010 D RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
12,630,000	0.150	06/07/13	12,630,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp., LIQ)
23,000,000	0.160	06/07/13	23,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
51,900,000	0.090	06/03/13	51,900,000
University of Illinois VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of NY Mellon, SPA)
32,400,000	0.120	06/07/13	32,400,000
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase N.A., SPA)
87,055,000	0.130	06/07/13	87,055,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 A (Landesbank Hessen-Thueringen, SPA)
31,660,000	0.100	06/03/13	31,660,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
38,500,000	0.130	06/07/13	38,500,000
Washington State GO VRDN P-Floats-PT-4658 Series 2009 (Bank of America N.A., LIQ)(b)
24,250,000	0.110	06/07/13	24,249,519
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co., LIQ)(b)
9,815,000	0.150	06/07/13	9,815,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$ 4,339,317,376

Variable Rate Obligations(a) – 8.9%
JPMorgan Chase Bank N.A.
$550,000,000	0.361%	06/06/14	$ 550,000,000
Metropolitan Life Global Funding I
250,000,000	0.479 (b)	11/08/13	250,000,000
Providence Health & Services (U.S. Bank N.A.)
47,000,000	0.200	06/07/13	47,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
State Street Bank And Trust Co.
$500,000,000	0.330%		06/18/14	$ 500,000,000
Wells Fargo Bank N.A.
125,000,000	0.330		06/20/14	125,000,000
205,000,000	0.354		06/20/14	205,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 1,677,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 14,384,165,242

Repurchase Agreements(c) – 24.8%
Barclays Capital, Inc.
$150,000,000	0.180%		10/25/13	$ 150,000,000
Maturity Value: $150,132,750
Settlement Date: 05/01/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 02/01/43 and Federal National Mortgage Association, 3.500% to 4.000%, due 04/01/42 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $153,000,001.

BNP Paribas Securities Corp.
200,000,000	0.180	(a)(d)	06/07/13	200,000,000
Maturity Value: $200,357,000
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 02/01/21 to 12/01/42 and Federal National Mortgage Association, 2.500% to 6.000%, due 01/01/19 to 01/01/43. The aggregate market value of the collateral, including accrued interest, was $204,000,001.

BNYMellon Investments
313,500,000	0.100		06/03/13	313,500,000
Maturity Value: $313,502,613
Collateralized by a U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $323,143,657.

Credit Agricole Corporate and Investment Bank
270,000,000	0.190	(a)(d)	06/07/13	270,000,000
Maturity Value: $270,175,276
Settlement Date: 03/01/13
Collateralized by Federal National Mortgage Association, 2.500% to 4.000%, due 05/01/23 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $278,100,001.

Credit Suisse Securities (USA) LLC
300,000,000	0.200		07/02/13	300,000,000
Maturity Value: $300,200,000
Settlement Date: 03/04/13
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 05/01/28 to 06/01/39. The aggregate market value of the collateral, including accrued interest, was $306,000,349.
250,000,000	0.150	(e)	10/03/13	250,000,000
Maturity Value: $250,127,083
Settlement Date: 06/03/13
200,000,000	0.180		10/03/13	200,000,000
Maturity Value: $200,155,000
Settlement Date: 05/01/13

Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 08/01/41 and Government National Mortgage Association, 2.400% to 6.500%, due 05/15/33 to 08/15/54. The aggregate market value of the collateral, including accrued interest, was $204,002,235.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Deutsche Bank Securities, Inc.
$225,000,000	0.200%		09/04/13	$ 225,000,000
Maturity Value: $225,227,500
Settlement Date: 03/06/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 10/01/40 to 03/01/43 and Federal National Mortgage Association, 3.000% to 7.000%, due 06/01/26 to 06/01/43. The aggregate market value of the collateral, including accrued interest, was $231,750,001.

50,000,000	0.200		09/13/13	50,000,000
Maturity Value: $50,050,556
Settlement Date: 03/15/13

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.500%, due 08/01/13 to 05/01/43, Federal National Mortgage Association, 2.500% to 8.000%, due 02/01/15 to 11/01/47 and Government National Mortgage Association, 5.000% to 7.000%, due 09/15/36 to 10/15/40 . The aggregate market value of the collateral, including accrued interest, was $51,511,898.

180,000,000	0.200		09/13/13	180,000,000
Maturity Value: $180,179,000
Settlement Date: 03/18/13

Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 08/01/41, Federal National Mortgage Association, 2.500% to 7.000%, due 05/01/24 to 04/01/43 and Government National Mortgage Association, 4.000%, due 09/15/40. The aggregate market value of the collateral, including accrued interest, was $185,399,997.

ING Financial Markets LLC
150,000,000	0.190	(a)(d)	06/07/13	150,000,000
Maturity Value: $150,219,293
Settlement Date: 02/28/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 06/01/39 to 04/01/43 and Federal National Mortgage Association, 2.301% to 5.000%, due 11/01/27 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $153,068,210.

100,000,000	0.200	(a)(d)	06/07/13	100,000,000
Maturity Value: $100,203,891
Settlement Date: 04/12/13

Collateralized by Federal Home Loan Mortgage Corp., 0.599% to 20.402%, due 03/15/32 to 02/15/43, Federal Home Loan Mortgage Stripped Securities, 6.500% to 7.000%, due 02/01/28 to 07/01/28, Federal National Mortgage Association, 2.500% to 5.000%, due 11/01/27 to 02/01/43 and Federal National Mortgage Association Stripped Securities, 6.500% to 7.500%, due 04/01/23 to 04/01/29. The aggregate market value of the collateral, including accrued interest, was $103,843,032.

Joint Repurchase Agreement Account I
350,000,000	0.058		06/03/13	350,000,000
Maturity Value: $350,001,702
Joint Repurchase Agreement Account III
410,000,000	0.097		06/03/13	410,000,000
Maturity Value: $410,003,300
JPMorgan Chase Securities LLC
125,000,000	0.600	(f)	08/20/13	125,000,000
Maturity Value: $125,260,417
Settlement Date: 04/17/13
Collateralized by various mortgage-backed obligations, 0.343% to 5.800%, due 09/25/35 to 09/20/46. The aggregate market value of the collateral, including accrued interest, was $143,750,859.
150,000,000	0.580	(f)	10/04/13	150,000,000
Maturity Value: $150,326,250
Settlement Date: 05/22/13
Collateralized by various mortgage-backed obligations, 0.000% to 7.007%, due 12/25/35 to 08/12/48. The aggregate market value of the collateral, including accrued interest, was $172,500,682.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Merrill Lynch Government Securities, Inc.
$145,000,000	0.340%		06/05/13	$ 145,000,000
Maturity Value: $145,009,586
Settlement Date: 05/29/13

Collateralized by various corporate security issuers, 1.000% to 7.500%, due 08/01/13 to 05/15/41, various equity securities and an Exchange-Traded Fund. The aggregate market value of the collateral, including accrued interest, was $158,801,883.

RBC Capital Markets LLC
400,000,000	0.090		06/03/13	400,000,000
Maturity Value: $400,003,000
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 03/01/42 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $408,000,001.

Societe Generale
150,000,000	0.070		06/03/13	150,000,000
Maturity Value: $150,000,875

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 10/15/42 to 01/15/43, Federal National Mortgage Association, 3.000% to 7.528%, due 05/25/39 to 05/01/43, Federal National Mortgage Association Stripped Securities, 5.957%, due 11/25/42 and Government National Mortgage Association, 2.000% to 4.000%, due 07/20/40 to 01/20/43. The aggregate market value of the collateral, including accrued interest, was $157,050,065.

Wells Fargo Securities LLC
50,000,000	0.280		06/03/13	50,000,000
Maturity Value: $50,001,167

Collateralized by various asset-backed obligations, 0.000% to 8.836%, due 08/22/16 to 07/03/50, various corporate security issuers, 0.000% to 10.000%, due 07/15/13 to 01/30/43, Federal Home Loan Mortgage Corp., 1.950%, due 02/28/22, various government agency securities, 0.000%, due 08/08/14 to 05/11/18 and various mortgage-backed obligations, 0.150% to 7.501%, due 05/25/18 to 02/15/51. The aggregate market value of the collateral, including accrued interest, was $53,636,459.

100,000,000	0.450	(f)	06/21/13	100,000,000
Maturity Value: $100,113,750
Settlement Date: 03/22/13

Collateralized by various asset-backed obligations, 0.000% to 5.750%, due 04/21/17 to 11/25/60, various corporate security issuers, 0.000% to 10.125%, due 06/05/13 to 12/31/99, various government agency securities, 0.000%, due 12/06/18 and various mortgage-backed obligations, 1.501% to 6.000%, due 08/25/20 to 10/12/52. The aggregate market value of the collateral, including accrued interest, was $107,045,632.

150,000,000	0.450	(f)	06/21/13	150,000,000
Maturity Value: $150,065,625
Settlement Date: 05/17/13

Collateralized by various asset-backed obligations, 0.373% to 5.750%, due 04/16/18 to 11/25/60, various corporate security issuers, 0.000% to 11.000%, due 10/01/13 to 03/15/44, a government agency security, 0.000%, due 08/03/13 and various mortgage-backed obligations, 1.018% to 5.791%, due 02/25/34 to 11/25/49. The aggregate market value of the collateral, including accrued interest, was $159,965,535.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Wells Fargo Securities LLC – (continued)
$250,000,000	0.450	%(f)	08/12/13	$ 250,000,000
Maturity Value: $250,281,250
Settlement Date: 05/14/13

Collateralized by various asset-backed obligations, 0.000% to 10.400%, due 08/22/16 to 11/25/60, various corporate security issuers, 0.000% to 10.875%, due 06/05/13 to 12/31/99, various mortgage-backed obligations, 0.100% to 8.118%, due 05/25/18 to 12/10/49 and a municipal debt obligation, 0.250%, due 10/01/22. The aggregate market value of the collateral, including accrued interest, was $271,572,105.

TOTAL REPURCHASE AGREEMENTS				$ 4,668,500,000

TOTAL INVESTMENTS – 101.3%				$19,052,665,242

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%				(239,750,386)

NET ASSETS – 100.0%				$18,812,914,856

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2013.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2013, these securities amounted to $631,749,220 or approximately 3.4% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2013. Additional information on Joint Repurchase Agreement Account I and III appears in the Notes to the Schedule of Investments section.

(d)	The instrument is subject to a demand feature.

(e)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

(f)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2013, these securities amounted to $775,000,000 or approximately 4.1% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.9%
California – 97.1%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Sharp Healthcare Series 2009-C (Citibank N.A. LOC)
$300,000	0.140%	06/07/13	$ 300,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
1,000,000	0.110	06/07/13	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
2,600,000	0.140	06/07/13	2,600,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Floater Certificates Series 2009-42C (GO of Institution) (Wells Fargo & Co., LIQ)(a)
995,000	0.130	06/07/13	995,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006-B (GO of Institution)
1,200,000	0.090	06/07/13	1,200,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
2,025,000	0.140	06/07/13	2,025,000
California Educational Facilities Authority VRDN RB for Stanford University Series 2013-3329 (Credit Suisse, LIQ)(a)
4,000,000	0.120	06/07/13	4,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2007-0064 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.130	06/07/13	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B (Barclays Bank PLC, LIQ)(a)
2,300,000	0.120	06/07/13	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank, LIQ)(a)
5,600,000	0.160	06/03/13	5,600,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2008-2953 (JPMorgan Chase Bank, LIQ)(a)
2,300,000	0.140	06/07/13	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.140	06/07/13	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1993 L
1,650,000	0.090	06/07/13	1,650,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1997 L-5
900,000	0.090	06/07/13	900,000
California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
1,725,000	0.170	06/07/13	1,725,000
California Health Facilities Financing Authority VRDN for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (GTY AGMT-Bank of America N.A.) (Bank of America N.A., LIQ)(a)
1,800,000	0.280	06/07/13	1,800,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
4,385,000	0.120	06/07/13	4,385,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System West Series 2009-B (U.S. Bank N.A., LOC)
2,700,000	0.070	06/03/13	2,700,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
3,000,000	0.150	06/07/13	3,000,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
900,000	0.180	06/07/13	900,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Series 2012 0-48 (Royal Bank of Canada, LIQ)(a)
4,000,000	0.120	06/07/13	4,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JPMorgan Chase Bank, LIQ)(a)
$2,440,000	0.140%	06/07/13	$ 2,440,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.130	06/07/13	1,500,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008-B-1
5,000,000	0.100	06/07/13	5,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-1
2,200,000	0.620	04/01/14	2,206,673
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-2
3,000,000	0.620	04/01/14	3,009,120
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Series 2010 C (GTY AGMT-Chevron Corp.)
1,950,000	0.040	06/03/13	1,950,000
California RANS Series 2012 A-2
3,100,000	2.500	06/20/13	3,103,654
California School Cash Reserve Program Authority TRANS Series 2013 CC
1,000,000	2.000	12/31/13	1,010,289
California School Cash Reserve Program Authority TRANS Series 2013 W
1,000,000	2.000	01/31/14	1,011,442
California School Cash Reserve Program Authority TRANS Series 2013 Y
2,665,000	2.000	10/01/13	2,680,805
California State Department of Water Resources Center Valley Project RB Series 2013 AM
3,000,000	5.000	12/01/13	3,070,965
California State Department of Water Resources RB Series 2010 L
2,935,000	5.000	05/01/14	3,063,478
California State Department of Water Resources RB Series 2010 M
3,175,000	5.000	05/01/14	3,312,881
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A., LIQ)
3,000,000	0.170	06/07/13	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012 K
1,000,000	0.250	08/19/13	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-08-B
1,500,000	0.220	07/03/13	1,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-9B-1
1,000,000	0.240	07/01/13	1,000,000
750,000	0.260	08/01/13	750,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-09-D
2,000,000	0.220	10/01/13	2,000,000
California Statewide Communities Development Authority VRDN RB for Health Facility Community Hospital Monterey Peninsula Series 2011 B (U.S. Bank N.A., LOC)
6,000,000	0.100	06/07/13	6,000,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

2,500,000	0.110	06/07/13	2,500,000
California University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
1,475,000	0.270	06/07/13	1,475,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Union Bank N.A., LOC)
4,100,000	0.110	06/07/13	4,100,000
City of Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust, SPA)
7,200,000	0.160	06/07/13	7,200,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
City of Newport Beach VRDN RB Refunding for Hoag Memorial Hospital Series 2008 D (JPMorgan Chase Bank N.A., LOC)
$500,000	0.110%	06/07/13	$ 500,000
City of Pasadena VRDN COPS Refunding Series 2008 A (Bank of America N.A., LOC)
2,000,000	0.130	06/07/13	2,000,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
3,035,000	0.180	06/07/13	3,035,000
Desert Sands Unified School District GO TRANS Series 2013
750,000	1.500	01/31/14	756,220
East Bay Municipal Utility District VRDN RB Wastewater System Series 2008 C RMKT (Bank of America N.A., SPA)
4,500,000	0.100	06/07/13	4,500,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
2,000,000	0.140	06/07/13	2,000,000
East Bay Municipal Utility District VRDN RB Water System Series 2008 A-4 RMKT (Bank of America N.A., SPA)
1,200,000	0.100	06/07/13	1,200,000
Irvine Ranch Water District VRDN Special Assessment Consolidated Series 2009 B (Bank of America N.A., LOC)
5,870,000	0.060	06/03/13	5,870,000
Los Angeles Community College District GO Series 2006 E (AGM)
1,600,000	5.000	08/01/13	1,612,778
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.120	06/07/13	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
7,000,000	0.110	06/07/13	7,000,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA, LIQ)
3,000,000	0.100	06/07/13	3,000,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA, LIQ)
2,436,000	0.100	06/07/13	2,436,000
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Proposition A First Tier Senior Series 2005 A (AMBAC)
910,000	5.000	07/01/13	913,480
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4
500,000	2.000	10/01/13	502,918
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-6
2,000,000	2.000	12/31/13	2,020,339
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,600,000	0.120	06/07/13	1,600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
5,245,000	0.120	06/07/13	5,245,000
Los Angeles Department of Airports VRDN RB Floater Series 2012-0-30 (Royal Bank of Canada, LIQ)(a)
2,200,000	0.120	06/07/13	2,200,000
Los Angeles Department of Water & Power RB Series 2011 A
3,455,000	4.000	07/01/13	3,465,796
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC, SPA)
2,000,000	0.100	06/07/13	2,000,000
Los Angeles Department of Water & Power VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
2,915,000	0.070	06/03/13	2,915,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-6 (Royal Bank of Canada, SPA)
1,300,000	0.040	06/03/13	1,300,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Unified School District GO VRDN Putters Series 2013-4289 (JPMorgan Chase Bank N.A., LIQ)(a)
$2,000,000	0.080%	06/03/13	$ 2,000,000
Los Angeles Unified School District GO VRDN Putters Series 2013-4290 (JPMorgan Chase Bank N.A., LIQ)(a)(b)
1,500,000	0.170	08/15/13	1,500,000
Los Angeles Unified School District GO VRDN Putters Series 2013-4318 (JPMorgan Chase Bank N.A., LIQ)(a)(b)
1,500,000	0.200	09/12/13	1,500,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC, SPA)
15,000	0.100	06/07/13	15,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA, LIQ)
4,000,000	0.110	06/07/13	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
4,100,000	0.110	06/07/13	4,100,000
Orange County Sanitation District TRANS Series 2012
5,000,000	2.000	10/30/13	5,036,943
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.150	06/07/13	2,000,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.140	06/07/13	2,000,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C-RMKT (FNMA, LIQ)
2,530,000	0.110	06/07/13	2,530,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.110	06/07/13	2,000,000
San Diego Community College District GO VRDN Floater Series 2011-0-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.120	06/07/13	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.140	06/07/13	570,000
San Diego County Water Authority CP Series 2013-95-1 (Bayerische Landesbank, LIQ)
4,965,000	0.170	06/03/13	4,965,000
San Diego Unified School District GO TRANS Series 2012 A-2
3,600,000	2.000	06/28/13	3,604,706
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A., LIQ)(a)
800,000	0.130	06/07/13	800,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floater Certificates Series 2012-63C (Wells Fargo Bank N.A., LIQ)(a)
1,635,000	0.130	06/07/13	1,635,000
Santa Clara County Financing Authority VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)
5,400,000	0.110	06/07/13	5,400,000
Santa Clara Valley, California Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclays Bank PLC, SPA)
2,200,000	0.090	06/07/13	2,200,000
Southern California Public Power Authority RB for Milford Wind Corridor Project Series 2010-PJ-1
1,000,000	5.000	07/01/13	1,003,786
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
1,000,000	0.140	06/07/13	1,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,050,000	0.110	06/07/13	2,050,000
State of California GO Refunding Series 2005 (NATL-RE FGIC)(c)
2,355,000	5.000	03/01/14	2,437,169
State of California GO Series 2004
1,035,000	5.000	02/01/14	1,067,965

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
State of California GO VRDN Series 2003 B-1-RMKT (JPMorgan Chase Bank N.A., LOC) (California Public Employees Retirement, LOC ) (California State Teachers Retirement, LOC)
$2,400,000	0.110%	06/07/13	$ 2,400,000
The Regents of the University of California RB Series 2013-AF
1,810,000	2.000	05/15/14	1,841,206
The Regents of the University of California VRDN RB Floater Trust Series 2012-12UX (Barclays Bank PLC, LIQ)(a)
1,000,000	0.120	06/07/13	1,000,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank, LIQ)
2,500,000	0.140	06/07/13	2,500,000
University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
2,200,000	0.070	06/03/13	2,200,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)(a)
3,000,000	0.150	06/07/13	3,000,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-1 (Citibank N.A., SPA)
3,205,000	0.190	06/07/13	3,205,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A., SPA)
3,200,000	0.190	06/07/13	3,200,000

			241,288,613

Puerto Rico – 2.8%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B (Barclays Bank PLC, LIQ)(a)
3,500,000	0.220	06/07/13	3,500,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
2,600,000	0.220	06/07/13	2,600,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
600,000	0.150	06/07/13	600,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
200,000	0.140	06/07/13	200,000

			6,900,000

TOTAL INVESTMENTS – 99.9%			$ 248,188,613

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			319,151

NET ASSETS – 100.0%			$ 248,507,764

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2013, these securities amounted to $78,750,000 or approximately 31.7% of net assets.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2013, these securities amounted to $3,000,000 or approximately 1.2% of net assets.

(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.3%
New York – 97.7%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
$5,000,000	0.120%	06/07/13	$ 5,000,000
County of Onondaga, New York Trust for Cultural Resources VRDN RB for Syracuse University Project Series 2010 A (Wells Fargo Bank N.A., LOC)
3,300,000	0.110	06/07/13	3,300,000
County of Westchester, New York GO Series 2010 B
1,600,000	3.000	06/03/13	1,600,000
County of Westchester, New York GO Series 2010 C-1
2,255,000	5.000	06/03/13	2,255,000
Erie County Fiscal Stability Authority RB Sales Tax & State Aid Secured Series 2010 C
1,100,000	4.000	03/15/14	1,132,484
Erie County IDAG School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,200,000	0.240	06/07/13	2,200,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 Subseries B-1 RMKT (State Street B&T Co., LOC)
6,400,000	0.100	06/07/13	6,400,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2013-5U (Barclays Bank PLC, LIQ)(a)
1,000,000	0.130	06/07/13	1,000,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)
4,560,000	0.040	06/03/13	4,560,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-1 (Bank of NY Mellon, SPA)
2,295,000	0.160	06/07/13	2,295,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
1,815,000	0.170	06/07/13	1,815,000
New York City GO Prerefunded Series 2003 E
85,000	5.250	08/01/13	85,701
New York City GO Series 2003 G Subseries G-3
2,990,000	2.000	08/01/13	2,998,925
New York City GO Unrefunded Series 2002 C
125,000	5.500	08/01/13	125,000
New York City GO Unrefunded Series 2003 E
515,000	5.250	08/01/13	519,248
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A., LOC)
1,200,000	0.110	06/03/13	1,200,000
New York City GO VRDN Series 2011 A-3 (Landesbank Hessen-Thueringen Girozentrale, LIQ)
1,000,000	0.070	06/03/13	1,000,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
3,500,000	0.100	06/07/13	3,500,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 C (GO of Corp.) (TD Bank N.A., LOC)
2,100,000	0.100	06/07/13	2,100,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second for General Resolution Series 2006 CC-2 (Bank of Nova Scotia, SPA)
700,000	0.110	06/03/13	700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
900,000	0.100	06/03/13	900,000
New York City Transitional Finance Authority Building Aid RB Series 2011 Subseries S-1A (State Aid Withholding)
1,000,000	3.000	07/15/13	1,003,380
New York City Transitional Finance Authority Future Tax Secured RB Prerefunded Series 2011 A
130,000	4.000	11/01/13	132,058
New York City Transitional Finance Authority Future Tax Secured RB Series 2011 D
705,000	5.000	02/01/14	727,146

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured RB Series 2011 Subseries D-1
$2,245,000	3.000%	11/01/13	$ 2,270,827
New York City Transitional Finance Authority Future Tax Secured RB Unrefunded Series 2011 A
1,075,000	4.000	11/01/13	1,092,016
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
300,000	0.100	06/03/13	300,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada, SPA)
430,000	0.070	06/03/13	430,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of NY Mellon, SPA)
1,400,000	0.100	06/07/13	1,400,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
2,950,000	0.120	06/07/13	2,950,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
600,000	0.120	06/07/13	600,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
3,035,000	0.120	06/07/13	3,035,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.130	06/07/13	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (U.S. Bank N.A., SPA)
3,000,000	0.100	06/07/13	3,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
4,000,000	0.120	06/07/13	4,000,000
New York City Trust for Cultural Resources VRDN RB Series 2008-3316 (Bank of America N.A., LIQ)(a)
4,900,000	0.140	06/07/13	4,900,000
New York State Dormitory Authority Non-State Supported Debt RB for School District Financing Program Series 2012 F (State Aid Withholding)
1,485,000	3.000	10/01/13	1,498,352
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
1,980,000	0.080	06/07/13	1,980,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A., LIQ)(a)
1,200,000	0.130	06/07/13	1,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,100,000	0.140	06/07/13	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.120	06/07/13	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
2,200,000	0.110	06/07/13	2,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
2,000,000	0.110	06/07/13	2,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
4,045,000	0.120	06/07/13	4,045,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
2,900,000	0.140	06/07/13	2,900,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority State Personal Income Tax RB Series 2009 A
$1,000,000	5.000%	02/15/14	$ 1,033,431
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
2,100,000	0.100	06/07/13	2,100,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
2,385,000	0.100	06/07/13	2,385,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
1,920,000	0.100	06/07/13	1,920,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
3,255,000	0.100	06/07/13	3,255,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
3,395,000	0.070	06/03/13	3,395,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2003 B RMKT
4,865,000	0.100	06/07/13	4,865,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
1,800,000	0.140	06/07/13	1,800,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
3,555,000	0.140	06/07/13	3,555,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
1,700,000	0.130	06/07/13	1,700,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
1,000,000	0.180	06/07/13	1,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
500,000	0.130	06/07/13	500,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
3,000,000	0.110	06/07/13	3,000,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
6,200,000	0.170	06/07/13	6,200,000
New York State Local Government Assistance Corp. RB Refunding Series 1993 E (AGM-CR GO of Corp.)
870,000	6.000	04/01/14	911,721
New York State Local Government Assistance Corp. VRDN RB Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A., LIQ)(a)
1,300,000	0.140	06/07/13	1,300,000
New York State Power Authority CP Series 2013-1
7,000,000	0.170	06/10/13	7,000,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2012 A
1,500,000	5.000	04/01/14	1,559,674
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
1,000,000	0.120	06/07/13	1,000,000
New York State Thruway Authority VRDN RB Putters Series 2012-4256 (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
890,000	0.080	06/03/13	890,000
Northport-East Northport Union Free School District TANS Series 2012 (State Aid Withholding)
1,500,000	2.000	06/27/13	1,501,860
Port Authority of New York & New Jersey CP Series 2013-B
2,425,000	0.180	09/09/13	2,425,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC, LIQ)(a)
$2,150,000	0.130%	06/07/13	$ 2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)
2,130,000	0.130	06/07/13	2,130,000
Suffolk County Water Authority VRDN RB Series 2011 B
1,000,000	0.520	04/01/14	1,001,542
Triborough Bridge & Tunnel Authority RB General Series 2010 A-1 (GO of Authority)
1,045,000	5.000	11/15/13	1,067,734
Triborough Bridge & Tunnel Authority VRDN RB General Series 2005 A-1 RMKT (GO of Authority) (California Public Employees Retirement System, LOC)
4,000,000	0.080	06/03/13	4,000,000

			154,496,099

Puerto Rico – 1.6%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
1,100,000	0.220	06/07/13	1,100,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
1,400,000	0.150	06/07/13	1,400,000

			2,500,000

TOTAL INVESTMENTS – 99.3%			$ 156,996,099

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			1,096,434

NET ASSETS – 100.0%			$ 158,092,533

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2013, these securities amounted to $35,095,000 or approximately 22.2% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
CP	— Commercial Paper
CR	— Custodial Receipts
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDAG	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.1%
Alabama – 3.6%
Alabama Special Care Facilities Financing Authority VRDN RB Birmingham for Ascension Health Senior Credit Putters Series 2008-2959 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,370,000	0.140%	06/07/13	$ 6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
16,495,000	0.120	06/07/13	16,495,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
7,200,000	0.080	06/03/13	7,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E
900,000	0.100	06/03/13	900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.080	06/03/13	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.080	06/03/13	25,000,000
East Alabama Health Care Authority VRDN RB Series 2012 B
15,000,000	0.140	06/07/13	15,000,000
Huntsville Health Care Authority CP Series 2013
20,000,000	0.180	06/03/13	20,000,000
7,500,000	0.200	06/03/13	7,500,000
25,000,000	0.200	07/01/13	25,000,000
29,000,000	0.180	07/09/13	29,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.150	06/07/13	37,290,000

			210,755,000

Alaska – 1.8%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
79,530,000	0.110	06/07/13	79,530,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 1997 A (GO of Corp.)
10,300,000	0.110	06/07/13	10,300,000
Alaska Industrial Development & Export Authority VRDN RB for Providence Health Services Floaters Series 2013-3334 (Credit Suisse, LIQ)(a)
7,500,000	0.150	06/07/13	7,500,000
City of Valdez Marine Terminal VRDN RB Floater Certificates Series 2011-73C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
9,610,000	0.130	06/07/13	9,610,000

			106,940,000

Arizona – 1.9%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats-PT-4695 Series 2011 (Bank of America N.A., LIQ)(a)
10,500,000	0.160	06/07/13	10,500,000
Arizona Health Facilities Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1082 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,500,000	0.170	06/07/13	18,500,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.140	06/07/13	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.140	06/07/13	4,065,000
Maricopa County Industrial Development Authority Senior Living Facilities VRDN RB Refunding for Christian Care Apartments Series 2005 A (FNMA, LIQ)
10,580,000	0.120	06/07/13	10,580,000
Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.140	06/07/13	7,140,000
Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,200,000	0.120	06/07/13	17,200,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Arizona – (continued)
Salt River Project Agricultural Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
$5,000,000	0.140%	06/07/13	$ 5,000,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.120	06/07/13	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floater Series 2009-40C (Wells Fargo & Co., LIQ)(a)
13,100,000	0.130	06/07/13	13,100,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.140	06/07/13	4,050,000

			110,015,000

California – 15.3%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
6,145,000	0.140	06/07/13	6,145,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.140	06/07/13	7,305,000
California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
11,500,000	0.170	06/07/13	11,500,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2013 E
24,000,000	0.250	08/13/13	24,000,000
California Health Facilities Financing Authority VRDN for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (GTY AGMT-Bank of America N.A.) (Bank of America N.A., LIQ)(a)
19,920,000	0.280	06/07/13	19,920,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
8,790,000	0.120	06/07/13	8,790,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
12,095,000	0.180	06/07/13	12,095,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
7,330,000	0.130	06/07/13	7,330,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-1
8,800,000	0.620	04/01/14	8,826,693
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-2
37,000,000	0.620	04/01/14	37,112,480
California RANS Series 2012 A-2
60,370,000	2.500	06/20/13	60,441,266
California School Cash Reserve Program Authority TRANS Series 2012 L
8,200,000	2.000	06/03/13	8,200,788
California School Cash Reserve Program Authority TRANS Series 2013 CC
4,000,000	2.000	12/31/13	4,041,157
California School Cash Reserve Program Authority TRANS Series 2013 W
18,550,000	2.000	01/31/14	18,762,250
California School Cash Reserve Program Authority TRANS Series 2013 Y
89,800,000	2.000	10/01/13	90,332,564
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012 K
6,000,000	0.250	08/19/13	6,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-04-I
27,500,000	0.250	07/08/13	27,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-08-B
48,500,000	0.220	07/03/13	48,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-9B-1
$12,000,000	0.240%	07/01/13	$ 12,000,000
9,250,000	0.260	08/01/13	9,250,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013 D
23,000,000	0.240	09/05/13	23,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-09-D
28,000,000	0.220	10/01/13	28,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-9B-2
3,000,000	0.220	10/01/13	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-9B-3
9,500,000	0.220	12/09/13	9,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.130	06/07/13	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)
9,800,000	0.150	06/07/13	9,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2012-DBE-1065 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
15,315,000	0.170	06/07/13	15,315,000
California University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
19,000,000	0.270	06/07/13	19,000,000
City of Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust, SPA)
22,100,000	0.160	06/07/13	22,100,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
3,000,000	0.180	06/07/13	3,000,000
Desert Sands Unified School District GO TRANS Series 2013
4,000,000	1.500	01/31/14	4,033,172
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
8,000,000	0.140	06/07/13	8,000,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
8,100,000	0.110	06/07/13	8,100,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4
4,500,000	2.000	10/01/13	4,526,261
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-3
2,500,000	2.000	12/31/13	2,524,833
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-5
3,000,000	2.000	11/29/13	3,026,199
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-6
4,000,000	2.000	12/31/13	4,040,679
Los Angeles Department of Water & Power RB Series 2011 A
10,000,000	4.000	07/01/13	10,031,247
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-1 (JPMorgan Chase Bank N.A., SPA)
25,700,000	0.100	06/07/13	25,700,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.140	06/07/13	8,795,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-8 (Wells Fargo Bank N.A., SPA)
15,600,000	0.100	06/07/13	15,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Unified School District GO VRDN Putters Series 2013-4289 (JPMorgan Chase Bank N.A., LIQ)(a)
$15,195,000	0.080%	06/03/13	$ 15,195,000
Los Angeles Unified School District GO VRDN Putters Series 2013-4290 (JPMorgan Chase Bank N.A., LIQ)(a)(b)
13,500,000	0.170	08/15/13	13,500,000
Los Angeles Unified School District GO VRDN Putters Series 2013-4318 (JPMorgan Chase Bank N.A., LIQ)(a)(b)
18,500,000	0.200	09/12/13	18,500,000
Orange County Sanitation District TRANS Series 2012
45,700,000	2.000	10/30/13	46,037,289
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
5,350,000	0.150	06/07/13	5,350,000
San Diego Community College District GO VRDN Austin Trust Certificates Series 2008-3020X (AGM) (Bank of America N.A., LIQ)(a)
6,000,000	0.140	06/07/13	6,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.140	06/07/13	5,470,000
San Diego Unified School District GO TRANS Series 2012 A-2
29,000,000	2.000	06/28/13	29,037,914
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A., LIQ)(a)
8,800,000	0.130	06/07/13	8,800,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)
5,000,000	0.150	06/07/13	5,000,000
Santa Clara Valley, California Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclays Bank PLC, SPA)
2,000,000	0.090	06/07/13	2,000,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
5,080,000	0.200	06/07/13	5,080,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
7,860,000	0.140	06/07/13	7,860,000
State of California GO Prerefunded Series 2004(c)
3,500,000	5.250	06/01/14	3,674,755
State of California GO Series 2004
10,905,000	5.000	02/01/14	11,253,892
The Regents of the University of California RB Series 2013-AF
29,000,000	2.000	05/15/14	29,499,989
The Regents of the University of California VRDN RB Floater Trust Series 2012-12UX (Barclays Bank PLC, LIQ)(a)
7,800,000	0.120	06/07/13	7,800,000
The Regents of the University of California VRDN RB Putters Series 2013-4288 (JPMorgan Chase Bank, LIQ)(a)
4,000,000	0.140	06/07/13	4,000,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A., SPA)
900,000	0.190	06/07/13	900,000

			890,138,428

Colorado – 2.4%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Improvement Series 2005 A (Bank of Montreal, SPA)
13,650,000	0.120	06/07/13	13,650,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A (Citibank N.A., SPA)
9,600,000	0.160	06/07/13	9,600,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank, SPA)
36,200,000	0.180	06/07/13	36,200,000
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)
19,400,000	0.120	06/07/13	19,400,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – (continued)
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
$7,000,000	0.120%	06/07/13	$ 7,000,000
Denver City & County Airport System VRDN RB SPEARS Series 2012-DBE-1130X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
14,205,000	0.170	06/07/13	14,205,000
Denver City & County GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)(a)
7,500,000	0.140	06/07/13	7,500,000
Jefferson County School District R-1 GO Series 2012 (State Aid Withholding)
2,220,000	2.000	12/15/13	2,240,809
Jefferson County School District R-1 TANS Series 2012 A
5,635,000	1.500	06/28/13	5,640,349
State of Colorado General Fund VRDN RN Putters Series 2012-4251 (JPMorgan Chase Bank N.A., LIQ)(a)
22,400,000	0.080	06/03/13	22,400,000

			137,836,158

Connecticut – 1.5%
Connecticut State GO Series 2012 G
25,000,000	1.500	10/15/13	25,120,112
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.120	06/07/13	34,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)(a)
16,820,000	0.080	06/03/13	16,820,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.140	06/07/13	11,995,000

			87,935,112

Delaware – 0.8%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.120	06/07/13	16,475,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
29,395,000	0.100	06/03/13	29,395,000

			45,870,000

District of Columbia – 2.3%
District of Columbia GO TRANS Series 2012
70,000,000	2.000	09/30/13	70,416,332
District of Columbia GO VRDN Floaters Series 2007-1920 (FGIC) (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)
16,345,000	0.120	06/07/13	16,345,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.140	06/07/13	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.140	06/07/13	4,500,000
District of Columbia Income Tax Secured VRDN RB Series 2011 B
4,540,000	0.420	12/01/13	4,542,142
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.140	06/07/13	8,330,000
Metropolitan Washington Airports Authority CP Series 2013-2A-1 (Landesbank Baden-Wurttemberg, LOC)
21,000,000	0.250	06/03/13	21,000,000

			132,213,474

Florida – 2.3%
Broward County GO Refunding Series 2007 A
2,400,000	5.000	01/01/14	2,467,404

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Florida – (continued)
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2012 A(c)
$4,025,000	5.000%	06/01/14	$ 4,216,832
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2013 B
4,500,000	4.000	06/01/14	4,670,383
Florida State Board of Education GO VRDN Floater Certificates Series 2011-8C (Wells Fargo Bank N.A., LIQ)(a)
8,800,000	0.130	06/07/13	8,800,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
7,425,000	0.140	06/07/13	7,425,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase Bank N.A., LIQ)(a)
9,000,000	0.140	06/07/13	9,000,000
Florida State Turnpike Authority VRDN RB Floater Series 2013-4WX (Barclays Bank PLC, LIQ)(a)
5,860,000	0.140	06/07/13	5,860,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)
21,330,000	0.160	06/07/13	21,330,000
Jacksonville CP Series 2013 A (Landesbank Baden-Wurttemberg, LOC)
9,175,000	0.200	06/03/13	9,175,000
Jacksonville Electric Authority CP Series 2013 F-2
10,000,000	0.160	06/03/13	10,000,000
Jacksonville Electric System VRDN RB Series 2008 D (U.S. Bank N.A., SPA)
16,100,000	0.090	06/03/13	16,100,000
Miami-Dade County GO VRDN Floater Series 2013 E-43 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
24,680,000	0.120	06/07/13	24,680,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,025,000	0.120	06/07/13	13,025,000

			136,749,619

Georgia – 2.5%
DeKalb County, Georgia TANS Series 2013
25,000,000	2.000	12/31/13	25,246,747
Georgia State GO Series 1997 A
3,500,000	6.250	04/01/14	3,675,592
Georgia State GO Series 2009 F
6,410,000	5.000	11/01/13	6,538,742
Georgia State GO Series 2009 G
5,000,000	5.000	11/01/13	5,100,270
Georgia State GO Series 2013 A
11,005,000	3.000	01/01/14	11,185,972
Georgia State Municipal Gas Authority RB Refunding for Gas Portfolio III Series 2012 R
10,800,000	2.000	10/01/13	10,861,172
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)(a)
3,375,000	0.140	06/07/13	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank N.A., LIQ)(a)
8,870,000	0.140	06/07/13	8,870,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-3046X (AGM) (Bank of America N.A., LIQ)(a)
6,665,000	0.140	06/07/13	6,665,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A RMKT
1,400,000	0.190	07/01/13	1,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank, LOC)
45,650,000	0.180	06/07/13	45,650,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.130	06/07/13	5,800,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Georgia – (continued)
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4 RMKT
$10,000,000	0.110%	06/07/13	$ 10,000,000

			144,368,495

Hawaii – 0.2%
Hawaii State GO Refunding Series 2005 DG (AMBAC)
2,535,000	5.000	07/01/13	2,544,805
Hawaii State GO VRDN Putters Series 2011-4007 (JPMorgan Chase Bank N.A., LIQ)(a)
6,665,000	0.140	06/07/13	6,665,000

			9,209,805

Illinois – 4.0%
City of Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co., LOC)
5,565,000	0.120	06/07/13	5,565,000
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-316 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
7,975,000	0.200	06/07/13	7,975,000
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-338 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
5,300,000	0.190	06/07/13	5,300,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-3 RMKT (Royal Bank of Canada, LOC)
2,500,000	0.070	06/03/13	2,500,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-5 RMKT (Bank of NY Mellon, LOC)
12,020,000	0.070	06/03/13	12,020,000
City of Chicago GO VRDN Refunding Project Series 2005 D-1 RMKT (Bank of Montreal, LOC)
8,000,000	0.080	06/03/13	8,000,000
City of Chicago GO VRDN Refunding Project Series 2005 D-2 RMKT (Northern Trust Co., LOC)
8,395,000	0.080	06/03/13	8,395,000
Cook County GO VRDN Floater Series 2012 DB-1076 (Deutsche Bank A.G., LIQ)(a)
6,660,000	0.190	06/07/13	6,660,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B (JPMorgan Chase Bank N.A., SPA)
18,660,000	0.080	06/03/13	18,660,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2001 B-3 RMKT
10,000,000	0.230	03/13/14	10,000,000
Illinois Finance Authority VRDN RB for Methodist Medical Center Series 2011 B (PNC Bank N.A., LOC)
10,220,000	0.120	06/07/13	10,220,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.140	06/07/13	3,950,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (JPMorgan Chase Bank N.A., SPA)
48,650,000	0.130	06/07/13	48,650,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (JPMorgan Chase Bank N.A., SPA)
13,400,000	0.130	06/07/13	13,400,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries C RMKT
5,625,000	0.370	03/03/14	5,631,759
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B
28,269,000	0.110	06/07/13	28,269,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
7,100,000	0.110	06/07/13	7,100,000
Illinois Finance Authority VRDN RB SPEARS Series 2012-DBE-1115 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,300,000	0.160	06/07/13	18,300,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Health Facilities Authority VRDN RB for Advocate Health Care Network Series 2003-C
$7,465,000	0.210%	04/25/14	$ 7,465,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)
7,495,000	0.240	06/07/13	7,495,000

			235,555,759

Indiana – 2.5%
Indiana Finance Authority Hospital VRDN RB Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
11,000,000	0.120	06/07/13	11,000,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E-5
24,600,000	0.110	06/07/13	24,600,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2007 A-2 RMKT (JPMorgan Chase Bank N.A., SPA)
12,100,000	0.080	06/03/13	12,100,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2008 A-2 RMKT
40,000,000	0.110	06/07/13	40,000,000
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.160	06/07/13	17,180,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
17,860,000	0.110	06/07/13	17,860,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co., LIQ)(a)
22,600,000	0.130	06/07/13	22,600,000

			145,340,000

Kansas – 0.7%
City of Wichita, Kansas Water & Sewer Utility RB Refunding Series 2011 A
5,425,000	3.000	10/01/13	5,475,106
Kansas Development Finance Authority VRDN RB for Adventist Health System Sunbelt Obligated Group Floater Trust Series 2013-13U (Barclays Bank PLC, LIQ)(a)
4,530,000	0.140	06/07/13	4,530,000
State of Kansas Department of Transportation Highway VRDN RB Refunding Series 2002 B-1 (Barclays Bank PLC, SPA)
5,435,000	0.100	06/07/13	5,435,000
State of Kansas Department of Transportation Highway VRDN RB Refunding Series 2002 B-2 (Barclays Bank PLC, SPA)
25,700,000	0.100	06/07/13	25,700,000

			41,140,106

Kentucky – 0.5%
Kentucky Economic Development Finance Authority VRDN RB for Baptist Healthcare System Obligated Group SPEARS Series 2012 DBE-1068 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
17,700,000	0.190	06/07/13	17,700,000
Kentucky State Municipal Power Agency VRDN RB SPEARS Series 2011-DB-1025 (BHAC-CR NATL-RE) (Deutsche Bank A.G., LIQ)(a)
13,150,000	0.190	06/07/13	13,150,000

			30,850,000

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.140	06/07/13	6,955,000

Maryland – 1.4%
County of Montgomery CP Series 2013-10-A (PNC Bank N.A., LIQ)
36,605,000	0.170	06/04/13	36,605,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Maryland – (continued)
County of Montgomery GO for Consolidated Public Improvement Series 2012 A
$14,750,000	5.000%	11/01/13	$ 15,045,556
Maryland Health & Higher Educational Facilities Authority VRDN RB for Ascension Health Floater Certificates Series 2012-0-29 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.120	06/07/13	5,000,000
Maryland State GO State and Local Facilities Loan, Third Series 2009 A
6,805,000	5.000	11/01/13	6,940,993
Maryland State Transportation Authority VRDN RB Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.140	06/07/13	5,000,000
Washington Suburban Sanitary District GO VRDN Series 2006 A (Helaba, SPA)
6,120,000	0.130	06/07/13	6,120,000
Washington Suburban Sanitation District GO VRDN Floater Certificates Series 2011-129C (Wells Fargo Bank N.A., LIQ)(a)
9,140,000	0.130	06/07/13	9,140,000

			83,851,549

Massachusetts – 5.4%
City of Quincy GO BANS Series 2012
29,485,000	2.500	06/21/13	29,520,431
City of Worcester GO BANS Series 2013 A
36,582,500	0.500	11/07/13	36,630,248
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.140	06/07/13	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank N.A., LIQ)
13,315,000	0.140	06/07/13	13,315,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Floater Certificates Series 2010-56C (Wells Fargo Bank N.A., LIQ)(a)
9,435,000	0.130	06/07/13	9,435,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.140	06/07/13	4,000,000
Massachusetts GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.140	06/07/13	9,500,000
Massachusetts GO VRDN Floater Certificates Series 2012 E-32 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
19,800,000	0.120	06/07/13	19,800,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)
3,040,000	0.140	06/07/13	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.120	06/07/13	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (U.S. Bank N.A., SPA)
15,300,000	0.110	06/03/13	15,300,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
21,745,000	0.080	06/03/13	21,745,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F RMKT
500,000	0.240	06/07/13	500,000
Massachusetts Port Authority RB Series 2003 A (NATL-RE)
10,640,000	5.000	07/01/13	10,681,591
Massachusetts School Building Authority Sales Tax VRDN RB Putters Series 2007-2286 (AMBAC) (Deutsche Bank A.G., LIQ)(a)
15,340,000	0.140	06/07/13	15,340,000
Massachusetts State GO for Consolidated Loan Series 2003 D
5,125,000	5.250	10/01/13	5,210,140
Massachusetts State GO for Consolidated Loan Series 2011 D
5,000,000	4.000	10/01/13	5,063,396
Massachusetts State GO VRDN for Consolidated Loan Series 2013-4320 (JPMorgan Chase Bank N.A., LIQ)(a)
17,600,000	0.080	06/03/13	17,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Water Resources Authority CP Series 2013
$44,000,000	0.350%	06/04/13	$ 44,000,000
43,000,000	0.330	07/01/13	43,000,000

			314,070,806

Michigan – 2.0%
Michigan Finance Authority RB for Unemployment Obligation Assessment Series 2012 A
5,300,000	2.000	07/01/13	5,307,876
Michigan Finance Authority RN for State Aid Series 2012 B-1
15,000,000	2.000	08/20/13	15,052,373
Michigan Finance Authority RN for State Aid Series 2012 B-2 (JPMorgan Chase Bank N.A., LOC)
66,775,000	2.000	08/20/13	67,028,022
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2011-111C (Wells Fargo Bank N.A., LIQ)(a)
2,445,000	0.130	06/07/13	2,445,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.120	06/07/13	5,000,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health SPEARS Series 2012-DB-1049X (Deutsche Bank A.G., LIQ)(a)
6,150,000	0.140	06/07/13	6,150,000
Michigan Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.200	06/07/13	6,660,000
Michigan Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank N.A., LIQ)(a)
9,595,000	0.200	06/07/13	9,595,000

			117,238,271

Minnesota – 1.2%
County of Hennepin, Minnesota GO Series 2010 B
4,065,000	3.000	12/01/13	4,121,568
Minnesota School District Tax and Aid Anticipation Borrowing Program COPS Aid Anticipation Certificates of Indebtedness Series 2012 A (School District Credit Program)
13,130,000	2.000	09/10/13	13,193,979
Minnesota State GO Series 2011 A
4,500,000	5.000	10/01/13	4,572,041
Minnesota State GO Series 2012 A
37,000,000	5.000	08/01/13	37,297,880
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
9,900,000	0.120	06/07/13	9,900,000

			69,085,468

Mississippi – 0.9%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A (GTY AGMT-Chevron Corp.)
20,100,000	0.060	06/03/13	20,100,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 D (GTY AGMT-Chevron Corp.)
20,000,000	0.070	06/03/13	20,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 F (GTY AGMT-Chevron Corp.)
13,720,000	0.070	06/03/13	13,720,000

			53,820,000

Missouri – 0.6%
County of St Louis, Missouri TANS Series 2012
19,315,000	2.000	08/01/13	19,370,304
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Corp. Series 2005 D4 RMKT (JPMorgan Chase Bank N.A., SPA)
6,700,000	0.140	06/07/13	6,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
$11,395,000	0.140%	06/07/13	$ 11,395,000

			37,465,304

Nebraska – 0.8%
Lincoln, Nebraska Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.140	06/07/13	21,870,000
Omaha Public Power District RB Series 1993 C
5,000,000	5.500	02/01/14	5,175,321
Omaha Public Power District VRDN RB Floaters Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.120	06/07/13	3,570,000
Omaha Public Power District VRDN RB SPEARS Series 2011-DB-1045 (Deutsche Bank A.G., LIQ)(a)
9,510,000	0.140	06/07/13	9,510,000
University of Nebraska Facilities Corp. RB for Deferred Maintenance Series 2006 (AMBAC)
5,195,000	5.000	07/15/13	5,225,008

			45,350,329

Nevada – 0.7%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.140	06/07/13	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.140	06/07/13	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.140	06/07/13	7,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2011-3987Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,185,000	0.160	06/07/13	7,185,000
State of Nevada GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.140	06/07/13	8,450,000
State of Nevada Highway Improvement RB for Motor Vehicle Fuel Tax Series 2006 (AGM)
5,000,000	5.000	12/01/13	5,118,924

			40,058,924

New Jersey – 1.0%
New Jersey Transportation Trust Fund Authority VRDN RB SPEARS Series 2012-DBE-1138X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
23,565,000	0.170	06/07/13	23,565,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1153X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
12,740,000	0.170	06/07/13	12,740,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1154 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
22,235,000	0.170	06/07/13	22,235,000

			58,540,000

New Mexico – 0.2%
University of New Mexico VRDN RB Putters Series 2008-2533 (AGM) (Deutsche Bank A.G., LIQ)(a)
9,990,000	0.140	06/07/13	9,990,000

New York – 13.0%
Erie County IDAG School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,130,000	0.240	06/07/13	2,130,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2013-5U (Barclays Bank PLC, LIQ)(a)
$3,000,000	0.130%	06/07/13	$ 3,000,000
New York City GO Prerefunded Series 1994 Subseries H-6 (NATL-RE)
7,235,000	2.000	08/01/13	7,256,597
New York City GO Prerefunded Series 2003 E
675,000	5.250	08/01/13	680,610
New York City GO Prerefunded Series 2008 Subseries J-1
530,000	5.000	08/01/13	534,218
New York City GO Series 2012 C
5,275,000	2.000	08/01/13	5,290,746
New York City GO Unrefunded Series 1994 Subseries H-6 (NATL-RE)
965,000	2.000	08/01/13	967,881
New York City GO Unrefunded Series 2003 E
3,960,000	5.250	08/01/13	3,992,910
New York City GO Unrefunded Series 2008 Subseries J-1
3,675,000	5.000	08/01/13	3,704,164
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
18,250,000	0.100	06/03/13	18,250,000
New York City GO VRDN Series 1995 F-4 (Landesbank Hessen-Thueringen, LOC)
14,200,000	0.150	06/07/13	14,200,000
New York City GO VRDN Series 2004 Subseries H-1 (Bank of New York Mellon, LOC)
15,065,000	0.080	06/03/13	15,065,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A., LOC)
2,965,000	0.110	06/03/13	2,965,000
New York City GO VRDN Series 2006 I Subseries I-6 (Bank of New York Mellon, LOC)
9,000,000	0.140	06/07/13	9,000,000
New York City GO VRDN Series 2011 A-3 (Landesbank Hessen-Thueringen Girozentrale, LIQ)
915,000	0.070	06/03/13	915,000
New York City GO VRDN Series 2011 Subseries D-3 (Bank of New York Mellon, LOC)
20,405,000	0.080	06/03/13	20,405,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Austin Trust Certificates Series 2008-3306 (Bank of America N.A., LIQ)
5,000,000	0.140	06/07/13	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floater Trust Series 2013-3WX (Barclays Bank PLC, LIQ)(a)
8,500,000	0.120	06/07/13	8,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB for General Resolution Series 2011 Subseries FF-1 (Bank of America N.A., SPA)
19,800,000	0.110	06/03/13	19,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second for General Resolution Series 2006 CC-2 (Bank of Nova Scotia, SPA)
17,160,000	0.110	06/03/13	17,160,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Certificates Series 2011-13C (Wells Fargo Bank N.A., LIQ)(a)
4,845,000	0.130	06/07/13	4,845,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Series 2011-3274X (Credit Suisse, LIQ)(a)
8,665,000	0.120	06/07/13	8,665,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
13,000,000	0.100	06/03/13	13,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 AA-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
6,750,000	0.110	06/07/13	6,750,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority Building Aid RB Series 2011 Subseries S-1A (State Aid Withholding)
$6,000,000	3.000%	07/15/13	$ 6,020,281
New York City Transitional Finance Authority Future Tax Secured VRDN RB Series 2012 Subseries A-5 (U.S. Bank N.A., SPA)
14,700,000	0.080	06/03/13	14,700,000
New York City Transitional Finance Authority RB for Future Tax Secured Series 2011 Subseries D-1
2,500,000	3.000	11/01/13	2,529,004
New York City Transitional Finance Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
3,170,000	0.140	06/07/13	3,170,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-133C (Wells Fargo Bank N.A., LIQ)(a)
8,135,000	0.130	06/07/13	8,135,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-21C (Wells Fargo Bank N.A., LIQ)(a)
2,800,000	0.130	06/07/13	2,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2002-A-3B (Bank of Tokyo Mitsubishi UFJ, LOC)
3,600,000	0.120	06/07/13	3,600,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thueringen Girozentrale, LIQ)
34,740,000	0.150	06/07/13	34,740,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
27,145,000	0.100	06/03/13	27,145,000
New York City Transitional Finance Authority VRDN RB ROCS RR-I R-11932 Series 2011 (State Aid Withholding) (Citibank N.A., LIQ)(a)
4,000,000	0.150	06/07/13	4,000,000
New York City Transitional Finance Authority VRDN RB SPEARS Series 2012-DB-1075X (State Aid Withholding) (Deutsche Bank A.G., LIQ)(a)
18,055,000	0.140	06/07/13	18,055,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
1,140,000	0.120	06/07/13	1,140,000
New York City Trust for Cultural Resources VRDN RB Series 2008-3316 (Bank of America N.A., LIQ)(a)
4,095,000	0.140	06/07/13	4,095,000
New York State Dormitory Authority Non-State Supported Debt RB for School District Financing Program Series 2012 F (State Aid Withholding)
20,000,000	3.000	10/01/13	20,179,832
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A., LIQ)(a)
10,540,000	0.130	06/07/13	10,540,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
5,110,000	0.140	06/07/13	5,110,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,670,000	0.140	06/07/13	7,670,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.150	06/07/13	11,060,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.140	06/07/13	6,660,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.140	06/07/13	5,000,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2010-3698Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,600,000	0.140	06/07/13	8,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
$6,360,000	0.140%	06/07/13	$ 6,360,000
New York State Dormitory Authority State Personal Income Tax VRDN RB ROCS RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
8,920,000	0.150	06/07/13	8,920,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
8,220,000	0.140	06/07/13	8,220,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
6,245,000	0.140	06/07/13	6,245,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
19,800,000	0.130	06/07/13	19,800,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2008 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
18,950,000	0.120	06/07/13	18,950,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
23,050,000	0.120	06/07/13	23,050,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
24,000,000	0.180	06/07/13	24,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
21,200,000	0.130	06/07/13	21,200,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
28,625,000	0.110	06/07/13	28,625,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
40,585,000	0.170	06/07/13	40,585,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
65,495,000	0.170	06/07/13	65,495,000
New York State Local Government Assistance Corp. VRDN RB Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A., LIQ)(a)
2,410,000	0.140	06/07/13	2,410,000
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
13,865,000	0.120	06/07/13	13,865,000
New York State Thruway Authority VRDN RB Putters Series 2012-4256 (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
47,615,000	0.080	06/03/13	47,615,000
Northport-East Northport Union Free School District TANS Series 2012 (State Aid Withholding)
28,500,000	2.000	06/27/13	28,535,349

			760,901,592

North Carolina – 2.3%
Charlotte Water & Sewer System VRDN RB Putters Series 2009-3443 (JPMorgan Chase Bank N.A., LIQ)(a)
5,930,000	0.140	06/07/13	5,930,000
County of Guilford, North Carolina GO Series 2009 A
5,000,000	4.000	02/01/14	5,126,486
County of Union, North Carolina Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
18,600,000	0.110	06/07/13	18,600,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Forest University Series 2004 A
19,570,000	0.120	06/07/13	19,570,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle 7 Series 2005-0060 Class A (Citibank N.A., LIQ)
15,600,000	0.120	06/07/13	15,600,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0015 Class A (Citibank N.A., LIQ)
$10,890,000	0.120%	06/07/13	$ 10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0016 Class A (Citibank N.A., LIQ)
16,060,000	0.120	06/07/13	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.140	06/07/13	11,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.140	06/07/13	2,000,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A., LOC)
10,100,000	0.130	06/07/13	10,100,000
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.130	06/07/13	5,345,000
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.120	06/07/13	11,380,000

			131,601,486

North Dakota – 1.2%
County of Mercer CP Series 2013-09-1
64,925,000	0.170	08/01/13	64,925,000
North Dakota Public Finance Authority RB for State Revolving Fund Program Series 2011 A
3,760,000	3.000	10/01/13	3,794,364

			68,719,364

Ohio – 2.6%
City of Columbus GO for Various Purpose Limited Tax Notes Series 2012-1
5,500,000	1.500	11/21/13	5,533,528
City of Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)
4,360,000	0.140	06/07/13	4,360,000
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-C(c)
13,500,000	0.570	06/04/13	13,500,056
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-DB-1040 (Deutsche Bank A.G., LIQ)(a)
11,330,000	0.140	06/07/13	11,330,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (BNYMellon, SPA)
18,120,000	0.120	06/07/13	18,120,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
23,380,000	0.120	06/07/13	23,380,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
24,580,000	0.100	06/07/13	24,580,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
13,800,000	0.100	06/07/13	13,800,000
Ohio State Higher Educational Facility Commission CP Series 2013 (JPMorgan Chase Bank N.A., LOC)
10,000,000	0.200	08/01/13	10,000,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,745,000	0.140	06/07/13	6,745,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.140	06/07/13	7,100,000
Ohio State University General Receipts VRDN RB Series 2008 B
14,100,000	0.100	06/07/13	14,100,000

			152,548,584

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Oklahoma – 0.3%
Oklahoma State GO Refunding for Buildings Series 2003 A (NATL-RE FGIC)
$8,405,000	5.000%	07/15/13	$ 8,453,810
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
10,000,000	0.120	06/07/13	10,000,000

			18,453,810

Oregon – 1.7%
Oregon State GO TANS Series 2012 A
66,500,000	2.000	06/28/13	66,588,598
Oregon State GO VRDN for Veterans’ Welfare Series 2006-86-RMKT (U.S. Bank N.A., SPA)
9,950,000	0.070	06/03/13	9,950,000
Oregon State GO VRDN Veterans’ Welfare Series 1985-73-H (Bayerische Landesbank, SPA)
20,800,000	0.150	06/07/13	20,800,000
Umatilla County Hospital Facility Authority VRDN RB for Catholic Health Series 1997 B (Bayerische Landesbank N.A., SPA)
3,200,000	0.200	06/07/13	3,200,000

			100,538,598

Pennsylvania – 0.8%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
7,000,000	0.120	06/07/13	7,000,000
Pennsylvania State Turnpike Commission VRDN RB Floater Certificates Series 2011 E-22 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
18,500,000	0.120	06/07/13	18,500,000
Pennsylvania State Turnpike Commission VRDN RB Series 2011 B
5,500,000	0.630	06/03/13	5,500,000
Pennsylvania State Turnpike Commission VRDN RB SPEARS Series 2013-DBE-1173 (GTY-AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
3,475,000	0.170	06/07/13	3,475,000
Pennsylvania State University VRDN RB Refunding Series 2009 B(c)
10,000,000	0.220	06/01/14	10,000,000
University of Pittsburgh VRDN RB Floater Series 2009-38C (GO of University) (Wells Fargo & Co., LIQ)(a)
4,000,000	0.130	06/07/13	4,000,000

			48,475,000

Puerto Rico – 1.2%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B (Barclays Bank PLC, LIQ)(a)
7,750,000	0.220	06/07/13	7,750,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
10,055,000	0.220	06/07/13	10,055,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
5,000,000	0.150	06/07/13	5,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11892 Series 2010 (Citibank N.A., LIQ)(a)
17,735,000	0.140	06/07/13	17,735,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
26,470,000	0.140	06/07/13	26,470,000

			67,010,000

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase Bank N.A., LIQ)(a)
16,355,000	0.140	06/07/13	16,355,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
South Carolina – 0.4%
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
$3,000,000	0.140%	06/07/13	$ 3,000,000
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-43W (Barclays Bank PLC, LIQ)(a)
3,750,000	0.140	06/07/13	3,750,000
County of Charleston GO for Transportation Sales Tax Series 2011 (State Aid Withholding)
4,920,000	4.000	11/01/13	4,997,773
South Carolina Public Service Authority RB Refunding for Santee Cooper Series 2010 B
3,645,000	5.000	01/01/14	3,743,388
South Carolina Public Services Authority VRDN RB Floater Series 2011-0-9 (Royal Bank of Canada, LIQ)(a)
10,300,000	0.120	06/07/13	10,300,000

			25,791,161

Tennessee – 1.1%
Chattanooga Health Educational & Housing Facility Board VRDN RB for Catholic Health Initiatives Series 2004 C
6,700,000	0.120	06/07/13	6,700,000
City of Memphis GO BANS Series 2012
36,000,000	3.000	04/01/14	36,833,099
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.140	06/07/13	2,000,000
State of Tennessee CP Series 2013-00-A (Tennessee Consolidated Retirement Systems, SPA)
8,500,000	0.180	08/12/13	8,500,000
Tennessee State School Bond Authority CP Series 2013-97-A (State Street Bank & Trust Co., LIQ)
10,000,000	0.180	09/03/13	10,000,000

			64,033,099

Texas – 10.5%
Austin, Texas ISD CP Series 2013 A-1C (Sumitomo Mitsui Banking Corp., LOC)
8,265,000	0.200	06/25/13	8,265,000
Board of Regents of the Texas A&M University System VRDN RB Floater Certificates Series 2010-53C (Wells Fargo Bank N.A., LIQ)(a)
5,555,000	0.130	06/07/13	5,555,000
Board of Regents of the Texas A&M University System VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.140	06/07/13	2,500,000
City of Dallas Waterworks & Sewer System CP Series 2013 C (Bank of America N.A., LIQ) (JPMorgan Chase Bank N.A., LIQ)
19,850,000	0.180	06/05/13	19,850,000
4,500,000	0.180	06/07/13	4,500,000
City of El Paso Waterworks & Sewer System CP Series 2013 A (JPMorgan Chase Bank N.A., LIQ)
8,000,000	0.200	08/01/13	8,000,000
Comal, Texas ISD GO for School Building Series 2006 (PSF-GTD)
5,000,000	5.000	02/01/14	5,159,444
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
6,495,000	0.140	06/07/13	6,495,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)
4,995,000	0.140	06/07/13	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Eagle Series 2012-0003 Class A (Citibank N.A., LIQ)(a)
7,600,000	0.140	06/07/13	7,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank N.A., LIQ)(a)
$5,360,000	0.140%	06/07/13	$ 5,360,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11541 Series 2008 (Citibank N.A., LIQ)
1,560,000	0.150	06/07/13	1,560,000
Dallas ISD GO Refunding Series 2012 (PSF-GTD)
9,325,000	2.000	08/15/13	9,359,084
Dallas ISD GO Series 2004 (PSF-GTD)
2,475,000	5.000	02/15/14	2,558,282
Dallas Waterworks & Sewer System CP Series 2013
6,350,000	0.180	06/05/13	6,350,000
3,100,000	0.180	06/07/13	3,100,000
Dickinson ISD GO VRDN Trust Receipts Series 2000 SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.110	06/03/13	13,350,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008-53C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
26,770,000	0.130	06/07/13	26,770,000
Fort Bend ISD GO VRDN Floater Series 2008-25C-1 3C7 (PSF-GTD) (Wells Fargo & Co., LIQ)
9,905,000	0.130	06/07/13	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co., LIQ)
14,555,000	0.130	06/07/13	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
10,110,000	0.120	06/07/13	10,110,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank, LIQ)(a)
4,795,000	0.160	06/07/13	4,795,000
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
18,960,000	0.150	06/07/13	18,960,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank N.A., LIQ)(a)
20,000,000	0.140	06/07/13	20,000,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)
8,985,000	0.140	06/07/13	8,985,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
19,400,000	0.070	06/03/13	19,400,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
16,000,000	0.070	06/03/13	16,000,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
1,400,000	0.070	06/03/13	1,400,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries D
12,455,000	0.070	06/03/13	12,455,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
5,900,000	0.070	06/03/13	5,900,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
19,000,000	0.070	06/03/13	19,000,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
14,400,000	0.070	06/03/13	14,400,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)
9,995,000	0.140	06/07/13	9,995,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
$9,015,000	0.140%	06/07/13	$ 9,015,000
San Antonio, Texas CP Series 2013 A (JPMorgan Chase Bank N.A.)
10,000,000	0.170	08/12/13	10,000,000
State of Texas TRANS Series 2012
200,000,000	2.500	08/30/13	201,121,695
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 C (JPMorgan Chase Bank N.A., SPA)
35,440,000	0.100	06/03/13	35,440,000
Texas State GO Refunding Series 1999 B
3,000,000	0.221	10/01/13	2,997,791
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)
6,635,000	0.140	06/07/13	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.140	06/07/13	14,395,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo & Co., LIQ)(a)
7,710,000	0.130	06/07/13	7,710,000

			614,501,296

Utah – 0.6%
City of Murray Hospital VRDN RB for IHC Health Services, Inc. Series 2005 C (Northern Trust Co., SPA)
10,595,000	0.070	06/03/13	10,595,000
City of Riverton Hospital VRDN RB SPEARS Series 2012-1063X (Deutsche Bank A.G., LIQ)(a)
13,700,000	0.150	06/07/13	13,700,000
Salt Lake City School District GO Refunding Series 2005 B (School Bond Guaranty)
3,270,000	5.000	03/01/14	3,387,130
State of Utah GO Series 2011 A
3,000,000	4.000	07/01/13	3,009,392
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.140	06/07/13	5,000,000

			35,691,522

Virginia – 1.3%
Fairfax County GO VRDN Solar Certificates Series 2012-007 (State Aid Withholding) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
15,090,000	0.120	06/07/13	15,090,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2012-3309 (Credit Suisse, LIQ)(a)
5,200,000	0.120	06/07/13	5,200,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 F
12,600,000	0.110	06/07/13	12,600,000
Loudoun County, Virginia IDA VRDN RB for Howard Hughes Medical Center Series 2003 D
14,390,000	0.100	06/07/13	14,390,000
Montgomery County IDA VRDN RB for Virginia Tech Foundation, Inc. Series 2005 (Bank of NY Mellon Trust, LOC)
8,715,000	0.110	06/03/13	8,715,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,900,000	0.080	06/03/13	8,900,000
Virginia State Commonwealth Transportation Board VRDN RB for Capital Projects Floater Certificates Series 2012-44C (Wells Fargo Bank N.A., LIQ)(a)
4,025,000	0.130	06/07/13	4,025,000
Virginia State Commonwealth Transportation Board VRDN RB for Capital Projects Putters Series 2012-4272 (JPMorgan Chase Bank N.A., LIQ)(a)
7,500,000	0.140	06/07/13	7,500,000

			$ 76,420,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – 4.3%
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo & Co., LIQ)
$5,420,000	0.130%	06/07/13	$ 5,420,000
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase Bank N.A., LIQ)
7,995,000	0.140	06/07/13	7,995,000
King County CP Series 2013 A (Bayerische Landesbank, LOC)
65,720,000	0.200	06/03/13	65,720,000
13,000,000	0.200	06/04/13	13,000,000
King County Municipal Trust Receipts GO VRDN Floater Series 2009 1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.140	06/07/13	7,500,000
King County Municipal Trust Receipts GO VRDN Floater Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.140	06/07/13	2,500,000
King County School District #1 GO Series 2007-A
3,000,000	5.000	06/03/13	3,000,000
King County Sewer RB Refunding Series 2004 A (NATL-RE)
5,365,000	4.500	01/01/14	5,499,509
King County Sewer RB Refunding Series 2010
6,200,000	4.000	01/01/14	6,336,934
King County Sewer VRDN RB Floater Certificates Series 2008-46C (Wells Fargo & Co., LIQ)(a)
9,940,000	0.130	06/07/13	9,940,000
King County Sewer VRDN RB Putters Series 2011-3941 (JPMorgan Chase Bank N.A., LIQ)(a)
6,840,000	0.140	06/07/13	6,840,000
King County, Washington GO Series 2009
2,710,000	5.000	01/01/14	2,785,534
University of Washington VRDN RB Floater Certificates Series 2012-109C (Wells Fargo Bank N.A., LIQ)(a)(b)
14,475,000	0.370	12/05/13	14,475,000
University of Washington VRDN RB Floater Trust Series 2012-1W (Barclays Bank PLC, LIQ)(a)
3,700,000	0.140	06/07/13	3,700,000
University of Washington VRDN RB Floater Trust Series 2012-7WX (Barclays Bank PLC, LIQ)(a)
5,430,000	0.140	06/07/13	5,430,000
University of Washington VRDN RB Floaters Series 2009-3005 (Morgan Stanley Bank, LIQ)(a)
2,450,000	0.180	06/03/13	2,450,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.140	06/07/13	16,060,000
Washington State GO for Motor Vehicle Fuel Tax Series 2011 B-2
4,045,000	4.000	08/01/13	4,070,546
Washington State GO Refunding for Motor Vehicle Fuel Tax Series 2010
5,335,000	5.000	07/01/13	5,356,165
Washington State GO Series 2004 D (AMBAC)
4,300,000	5.000	01/01/14	4,419,661
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.140	06/07/13	10,000,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.120	06/07/13	2,250,000
Washington State GO VRDN SPEARS Series 2007-DB-388 (GTY-AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
7,145,000	0.170	06/07/13	7,145,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth Putters Series 2009-3608 (JPMorgan Chase Bank N.A., LIQ)(a)
13,050,000	0.270	06/07/13	13,050,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth ROCS RR-II R-11723 Series 2009 (Citibank N.A., LIQ)(a)
$14,625,000	0.270%	06/07/13	$ 14,625,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.130	06/07/13	10,990,000

			250,558,349

Wisconsin – 0.9%
Wisconsin Health & Educational Facilities Authority RB for SynergyHealth, Inc. Series 2003
7,345,000	6.000	08/01/13	7,415,109
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Series 2013-3333 (Credit Suisse, LIQ)(a)
7,780,000	0.150	06/07/13	7,780,000
Wisconsin State GO VRDN Floater Certificates Series 2011-14C (Wells Fargo Bank N.A., LIQ)(a)
10,675,000	0.130	06/07/13	10,675,000
Wisconsin State GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)(a)
13,050,000	0.120	06/07/13	13,050,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.140	06/07/13	2,940,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
10,000,000	0.130	06/07/13	10,000,000

			51,860,109

TOTAL INVESTMENTS – 99.1%			$ 5,784,801,577

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			50,547,426

NET ASSETS – 100.0%			$ 5,835,349,003

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2013, these securities amounted to $1,566,915,000 or approximately 26.9% of net assets.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2013, these securities amounted to $46,475,000 or approximately 0.8% of net assets.

(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 100.6%
United States Treasury Bills
$1,466,900,000	0.010%		06/06/13	$ 1,466,897,963
223,000,000	0.020		06/06/13	222,999,380
675,000,000	0.015		06/20/13	674,994,656
1,074,000,000	0.025		06/20/13	1,073,985,829
5,600,000,000	0.035		06/20/13	5,599,896,556
25,000,000	0.010		06/27/13	24,999,820
1,100,000,000	0.020		06/27/13	1,099,984,111
3,500,000,000	0.030		06/27/13	3,499,924,167
200,000,000	0.180		06/27/13	199,997,472
175,000,000	0.080		10/17/13	174,946,333
400,000,000	0.080		10/24/13	399,871,111
178,000,000	0.080		10/31/13	177,939,876
500,000,000	0.082		11/14/13	499,810,944
500,000,000	0.083		11/29/13	499,792,604
United States Treasury Notes
2,074,000,000	1.125	(a)	06/15/13	2,074,801,321
349,351,000	0.375		06/30/13	349,440,321
278,000,000	3.375		06/30/13	278,728,502
1,867,086,000	1.000		07/15/13	1,869,149,554
2,112,000,000	0.375		07/31/13	2,112,880,843
2,761,000,000	3.375		07/31/13	2,775,879,363
118,000,000	0.750		08/15/13	118,163,976
781,000,000	4.250		08/15/13	787,714,704
1,275,000,000	0.125		08/31/13	1,275,124,399
249,000,000	3.125		08/31/13	250,870,890
100,000,000	0.750		09/15/13	100,192,179
537,000,000	0.125		09/30/13	536,870,857
769,900,000	3.125		09/30/13	777,643,021
252,900,000	0.500		10/15/13	253,196,818
194,000,000	0.250		10/31/13	194,094,736
253,000,000	2.750		10/31/13	255,668,825
100,000,000	0.500		11/15/13	100,130,131
414,000,000	4.250		11/15/13	421,814,234
15,000,000	0.250		11/30/13	15,011,372
80,000,000	2.000		11/30/13	80,758,528
54,000,000	0.750		12/15/13	54,170,900
227,000,000	1.000		01/15/14	228,233,104
150,000,000	0.250		01/31/14	150,091,295
150,000,000	1.250		02/15/14	151,190,270
120,000,000	4.000		02/15/14	123,247,291
209,000,000	1.875		02/28/14	211,625,340

TOTAL INVESTMENTS – 100.6%				$ 31,162,733,596

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%				(196,457,432)

NET ASSETS – 100.0%				$ 30,966,276,164

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 39.5%
United States Treasury Bill
$250,000,000	0.035%		06/20/13	$ 249,995,382

United States Treasury Notes
400,000,000	1.125		06/15/13	400,140,855
8,000,000	0.375		06/30/13	8,000,832
342,000,000	3.375		06/30/13	342,880,123
254,000,000	1.000		07/15/13	254,230,532
175,000,000	3.375		07/31/13	175,934,773
30,000,000	0.750		09/15/13	30,052,400
270,500,000	0.125		09/30/13	270,434,537
158,000,000	3.125		09/30/13	159,566,717
90,000,000	0.500		10/15/13	90,116,875
370,000,000	0.250		10/31/13	370,118,342
50,000,000	2.750		10/31/13	50,537,103
50,000,000	0.500		11/15/13	50,085,626
329,000,000	0.250		11/30/13	329,173,448
421,800,000	2.000		11/30/13	425,615,543
102,000,000	0.750		12/15/13	102,328,161
110,000,000	1.000		01/15/14	110,555,486
150,000,000	1.750		01/31/14	151,558,189
43,000,000	4.000		02/15/14	44,163,612
82,000,000	1.875		02/28/14	83,029,747
188,000,000	1.000		05/15/14	189,529,242
86,000,000	2.250		05/31/14	87,797,882

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$3,975,845,407

Repurchase Agreements(a) – 60.4%
Bank of Nova Scotia (The)
$500,000,000	0.130	% (b)(c)	06/07/13	$ 500,000,000
Maturity Value: $500,337,638
Settlement Date: 02/28/13

Collateralized by U.S. Treasury Bills, 0.000%, due 08/08/13 to 11/14/13, U.S. Treasury Bonds, 2.750% to 8.875%, due 05/15/16 to 11/15/42, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.500%, due 01/15/26 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.500%, due 07/15/13 to 07/15/20 and U.S. Treasury Notes, 0.125% to 4.750%, due 06/15/13 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $510,175,046.

250,000,000	0.120	(b)(c)	06/07/13	250,000,000
Maturity Value: $250,153,332
Settlement Date: 05/14/13

Collateralized by U.S. Treasury Bills, 0.000%, due 07/05/13 to 03/06/14, U.S. Treasury Bonds, 2.750% to 7.500%, due 11/15/16 to 11/15/42, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 01/15/25 to 02/15/42, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 01/15/20 to 01/15/22 and U.S. Treasury Notes, 0.125% to 4.250%, due 07/31/13 to 11/15/22. The aggregate market value of the collateral, including accrued interest, was $255,017,087.

Barclays Capital, Inc.
60,000,000	0.060		06/03/13	60,000,000
Maturity Value: $60,000,300
Collateralized by U.S. Treasury Note, 0.375%, due 02/15/16. The market value of the collateral, including accrued interest, was $61,200,040.

BNP Paribas Securities Corp.
700,000,000	0.080	(b)(c)	06/03/13	700,000,000
Maturity Value: $700,415,329
Settlement Date: 09/25/12
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/21 to 07/15/22. The aggregate market value of the collateral, including accrued interest, was $714,000,028.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(a) – (continued)
BNP Paribas Securities Corp. – (continued)
$300,000,000	0.110	%(b)(c)	06/07/13	$ 300,000,000
Maturity Value: $300,082,501
Settlement Date: 04/16/13

Collateralized by U.S. Treasury Inflation-Indexed Note, 2.500%, due 07/15/16, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/22 to 11/15/29 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/39. The aggregate market value of the collateral, including accrued interest, was $306,000,123.

750,000,000	0.140	(b)(c)	06/07/13	750,000,000
Maturity Value: $750,790,419
Settlement Date: 03/06/13

Collateralized by U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29 and U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/21 to 01/15/23. The aggregate market value of the collateral, including accrued interest, was $765,000,023.

BNYMellon Investments
211,400,000	0.100		06/03/13	211,400,000
Maturity Value: $211,401,762
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $218,000,735.

Credit Agricole Corporate and Investment Bank
750,000,000	0.130	(b)(c)	06/07/13	750,000,000
Maturity Value: $750,330,416
Settlement Date: 02/15/13

Collateralized by U.S. Treasury Bond, 2.750%, due 08/15/42, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.375%, due 01/15/29 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 01/15/14 to 07/15/22 and U.S. Treasury Notes, 0.750% to 4.500%, due 02/15/14 to 02/15/21. The aggregate market value of the collateral, including accrued interest, was $765,000,069.

Joint Repurchase Agreement Account I
500,000,000	0.058		06/03/13	500,000,000
Maturity Value: $500,002,432

Merrill Lynch Government Securities, Inc.
300,000,000	0.120	(b)(c)	06/07/13	300,000,000
Maturity Value: $300,090,999
Settlement Date: 04/15/13
Collateralized by U.S. Treasury Notes, 1.750% to 2.875%, due 07/31/15 to 03/31/18. The aggregate market value of the collateral, including accrued interest, was $306,000,022.

RBS Securities, Inc.
750,000,000	0.060		06/03/13	750,000,000
Maturity Value: $750,003,750

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/15 to 02/15/43 and U.S. Treasury Notes, 0.625% to 0.750%, due 11/30/17 to 03/31/18. The aggregate market value of the collateral, including accrued interest, was $765,001,975.

100,000,000	0.100	(b)(c)	06/07/13	100,000,000
Maturity Value: $100,025,556
Settlement Date: 05/15/13
Collateralized by U.S. Treasury Note, 1.750%, due 07/31/15. The market value of the collateral, including accrued interest, was $102,000,364.

Societe Generale
400,000,000	0.060		06/03/13	400,000,000
Maturity Value: $400,002,000
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.250%, due 07/15/20 to 07/15/21. The aggregate market value of the collateral, including accrued interest, was $408,000,090.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(a) – (continued)
Societe Generale – (continued)
$500,000,000	0.110	%(b)(c)	06/07/13	$ 500,000,000
Maturity Value: $500,091,668
Settlement Date: 04/08/13

Collateralized by U.S. Treasury Bonds, 6.500% to 11.250%, due 02/15/15 to 11/15/26, U.S. Treasury Inflation-Indexed Bonds, 2.125%, due 02/15/40 to 02/15/41, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 01/15/14 to 01/15/23 and U.S. Treasury Notes, 0.250% to 5.125%, due 06/30/13 to 04/30/19. The aggregate market value of the collateral, including accrued interest, was $510,000,050.

TOTAL REPURCHASE AGREEMENTS				$ 6,071,400,000

TOTAL INVESTMENTS – 99.9%				$10,047,245,407

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%				13,507,848

NET ASSETS – 100.0%				$10,060,753,255

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on May 31, 2013. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2013.

(c) The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2013, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

        Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 3, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$650,000,000	$650,003,162	$662,560,168
Money Market	345,000,000	345,001,678	351,666,550
Prime Obligations	350,000,000	350,001,702	356,763,167
Treasury Obligations	500,000,000	500,002,432	509,661,667

REPURCHASE AGREEMENTS — At May 31, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations	Treasury Obligations
Bank of Nova Scotia (The)	0.060%	$193,766,937	$102,845,528	$104,336,044	$149,051,491
BNP Paribas Securities Corp.	0.060	105,691,057	56,097,561	56,910,569	81,300,813
Citigroup Global Markets, Inc.	0.050	105,691,057	56,097,561	56,910,569	81,300,813
Crédit Agricole Corporate and Investment Bank	0.060	88,075,881	46,747,968	47,425,474	67,750,678
Deutsche Bank Securities, Inc.	0.060	68,699,187	36,463,415	36,991,870	52,845,528
Wells Fargo Securities LLC	0.060	88,075,881	46,747,967	47,425,474	67,750,677
TOTAL		$650,000,000	$345,000,000	$350,000,000	$500,000,000

At May 31, 2013, the Joint Repurchase Agreement Account I was fully collateralized by cash and the following securities:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	08/01/13 to 11/14/13
U.S. Treasury Bonds	8.125 to 8.750	08/15/20 to 05/15/21
U.S. Treasury Inflation Indexed Notes	1.875 to 2.125	01/15/14 to 01/15/19
U.S. Treasury Interest-Only Stripped Securities	0.000	06/15/13 to 11/15/42
U.S. Treasury Notes	0.250 to 4.625	07/31/13 to 05/15/22
U.S. Treasury Principal Only Stripped Securities	0.000	06/15/13 to 11/15/42

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 3, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,375,000,000	$1,375,011,066	$1,415,591,420
Money Market	386,600,000	386,603,111	398,012,831
Prime Obligations	410,000,000	410,003,300	422,103,623

REPURCHASE AGREEMENTS — At May 31, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.100%	$626,423,690	$176,127,563	$186,788,155
Crédit Agricole Corporate and Investment Bank	0.090	313,211,845	88,063,781	93,394,077
Deutsche Bank Securities, Inc.	0.100	62,642,369	17,612,756	18,678,816
Wells Fargo Securities LLC	0.100	372,722,096	104,795,900	111,138,952
TOTAL		$1,375,000,000	$386,600,000	$410,000,000

At May 31, 2013, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 5.500%	12/01/15 to 06/01/43
Federal National Mortgage Association	2.500 to 6.000	10/01/22 to 06/01/43
Government National Mortgage Association	2.500 to 6.500	10/15/27 to 05/20/43
U.S. Treasury Inflation Indexed Note	1.625	01/15/18
U.S. Treasury Notes	0.250 to 2.625	09/15/14 to 08/15/20

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector, subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 30, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date July 30, 2013

*	Print the name and title of each signing officer under his or her signature.